UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	2-28-2013

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Municipal Fund

February 28, 2013

High-Yield Municipal - Schedule of Investments
FEBRUARY 28, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.4%

ALABAMA — 0.8%
Courtland Industrial Development Board Environmental Improvement Rev., Series 2003 B, (International Paper Co.), 6.25%, 8/1/25	2,500,000	2,549,850
Mobile Industrial Development Board Pollution Control Rev., (Alabama Power Co.), VRDN, 1.65%, 3/20/17	1,000,000	1,031,500

		3,581,350

ALASKA — 0.2%
Northern Tobacco Securitization Corp. Settlement Rev., Series 2006 A, (Asset Backed), 5.00%, 6/1/46	1,000,000	882,580

ARIZONA — 0.7%
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	500,000	622,370
Pima County Sewer System Rev., Series 2011 B, 5.00%, 7/1/26	1,000,000	1,179,310
Sundance Community Facilities District No. 2 Special Assessment Rev., 7.125%, 7/1/27(1)	677,000	679,444
Sundance Community Facilities District No. 3 Special Assessment Rev., 6.50%, 7/1/29	426,000	428,283

		2,909,407

CALIFORNIA — 9.7%
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	2,000,000	2,461,960
California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40	400,000	456,840
California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	2,000,000	2,042,520
California Municipal Finance Authority Rev., (Community Hospital of Central California), 5.50%, 2/1/39	1,450,000	1,568,842
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	800,000	957,472
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 7.50%, 6/1/42	2,000,000	2,348,920
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	760,000	775,557
El Camino Community College District GO, Series 2012 C, (Election of 2002), 0.00%, 8/1/33(2)	1,655,000	714,513
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47	4,000,000	3,396,640
Independent Cities Finance Authority Mobilehome Park Rev., Series 2010 A, (Lamplighter Salinas), 6.15%, 7/15/40	4,000,000	4,408,760
Los Angeles Department of Water & Power Rev., Series 2012 C, (Power System), 5.00%, 1/1/16	5,000,000	5,606,650
Morongo Band of Mission Indians Rev., Series 2008 B, (Enterprise Casino Services), 6.50%, 3/1/28(1)	1,000,000	1,097,710
Oakland Redevelopment Agency Rev., 5.00%, 9/1/36 (Ambac)	3,350,000	3,413,047
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	250,000	256,608
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	260,000	265,668

River Rock Entertainment Authority (The) Rev., Series 2011 B, 8.00%, 11/1/18	3,558,000	3,397,285
San Diego Unified School District GO, Series 2012 E, (Election of 2008), 0.00%, 7/1/49(2)	1,000,000	178,070
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	250,000	279,110
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.00%, 9/1/42	2,000,000	2,034,820
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 6.00%, 9/1/42	500,000	549,380
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	1,000,000	1,009,320
Southern Kern Unified School District GO, Series 2010 B, (Election of 2008), 0.00%, 11/1/40 (AGM)(2)	2,800,000	693,868
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Series 2013 C, (Mission Bay South Public Improvements), 0.00%, 8/1/43(2)	3,500,000	611,800
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	1,500,000	1,502,010
Vallejo Multifamily Housing Rev., Series 1998 B, (Solano Affordable Housing), 8.25%, 4/1/39	1,515,000	1,563,556

		41,590,926

COLORADO — 4.1%
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	2,000,000	2,328,880
Colorado Health Facilities Authority Rev., Series 2010 A (Total Longterm Care), 6.00%, 11/15/30	500,000	573,100
Denver Health & Hospital Authority Healthcare Rev., Series 2009 A, 6.25%, 12/1/33	2,925,000	3,349,330
E-470 Public Highway Authority Rev., Series 2000 B, (Capital Appreciation Projects), 0.00%, 9/1/20 (NATL-RE)(2)	2,000,000	1,579,100
Granby Ranch Metropolitan District GO, 6.75%, 12/1/36	1,851,000	1,887,464
One Horse Business Improvement District Rev., (Sales Tax Sharing), 6.00%, 6/1/24	3,000,000	3,033,330
Plaza Metropolitan District No. 1 Tax Allocation Rev., 5.00%, 12/1/22	500,000	555,840
Plaza Metropolitan District No. 1 Tax Increment Allocation Rev., (Public Improvement Fee), 8.00%, 6/1/14, Prerefunded at 101% of Par(3)	1,500,000	1,657,815
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,165,220
Todd Creek Farms Metropolitan District No. 1 Rev., 5.60%, 12/1/14(4)	1,800,000	898,362
Todd Creek Farms Metropolitan District No. 1 Rev., 6.125%, 12/1/19(4)	1,500,000	748,980

		17,777,421

CONNECTICUT — 0.1%
Connecticut Development Authority Industrial Rev., (AFCO Cargo Building LLC), 8.00%, 4/1/30(5)	1,000,000	624,430

DELAWARE — 0.4%
Delaware State Economic Development Authority Gas Facilities Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,687,290

FLORIDA — 5.2%
Brevard County Industrial Development Rev., (TUFF Florida Institute of Technology), 6.75%, 11/1/39	3,000,000	3,358,620

Capital Trust Agency Rev., Series 2010 A, (Air Cargo-aero Miami), 5.35%, 7/1/29	1,000,000	1,066,550
Dupree Lakes Community Development District Special Assessment Rev., 6.83%, 11/1/15	1,125,000	1,140,300
Hillsborough County Industrial Development Authority Rev., Series 2013 A, (Tampa General Hospital), 5.00%, 10/1/34	3,250,000	3,643,088
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/23	500,000	618,750
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center), 5.50%, 11/15/42	1,500,000	1,665,825
Miami Beach Health Facilities Authority Rev., (Mount Sinai Medical Center), 5.00%, 11/15/29	1,000,000	1,107,370
Miami-Dade County Health Facilities Authority Rev., Series 2008 A2, (Miami Children's Hospital), VRDN, 4.55%, 8/1/13 (NATL-RE)	2,000,000	2,028,780
Mid-Bay Bridge Authority Springing Lien Rev., Series 2011 A, 7.25%, 10/1/40	2,000,000	2,553,140
Putnam County Development Authority Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)	1,500,000	1,777,530
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	1,000,000	1,149,360
South-Dade Venture Community Development District Special Assessment Rev., 6.125%, 5/1/34	1,245,000	1,291,712
Village Community Development District No. 8 Special Assessment Rev., 6.125%, 5/1/39	905,000	1,065,203

		22,466,228

GEORGIA — 3.5%
Atlanta Airport Rev., Series 2011 B, 5.00%, 1/1/29	1,000,000	1,130,210
Atlanta Water & Wastewater Rev., Series 2009 A, 6.25%, 11/1/39	3,000,000	3,624,000
De Kalb County Hospital Antic Authority Rev., (De Kalb Medical Center, Inc.), 6.125%, 9/1/40	800,000	939,624
DeKalb County Water and Sewer Rev., Series 2011 A, 5.25%, 10/1/36	1,000,000	1,156,560
Georgia Municipal Electric Authority Rev., Series 2008 D, (General Resolution), 6.00%, 1/1/23	3,000,000	3,672,810
Marietta Development Authority Rev., (Life University, Inc.), 7.00%, 6/15/39	4,000,000	4,315,800

		14,839,004

GUAM — 2.1%
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.625%, 12/1/30	1,000,000	1,101,450
Guam Government GO, Series 2007 A, 5.25%, 11/15/37	1,800,000	1,833,300
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	3,905,000	4,390,352
Guam Government Waterworks Authority Rev., 6.00%, 7/1/25	1,500,000	1,560,885

		8,885,987

HAWAII — 0.7%
Hawaii State Department of Budget & Finance Rev., (Special Purpose/Kahala Nui), 5.25%, 11/15/37	1,000,000	1,084,230
Hawaii State Department of Budget & Finance Rev., Series 2009 A, (15 Craigside), 9.00%, 11/15/44	1,500,000	1,808,970

		2,893,200

IDAHO — 0.3%
Boise City Independent School District GO, Series 2012 B, 5.00%, 8/1/22	1,000,000	1,275,750

ILLINOIS — 3.8%
Bedford Park Tax Allocation Rev., 5.125%, 12/30/18	1,325,000	1,332,195

Chicago Tax Increment Allocation Rev., Series 2004 B, (Pilsen Redevelopment), (Junior Lien), 6.75%, 6/1/22	3,000,000	3,128,640
Cook County GO, Series 2011 A, 5.25%, 11/15/28	800,000	947,528
Hampshire Special Service Area No. 13 Special Tax Rev., (Tuscany Woods), 5.75%, 3/1/37(4)(6)	4,966,000	2,221,441
Illinois Educational Facilities Authority Rev., Series 2001 B1, (University of Chicago), VRDN, 1.10%, 2/15/18	1,125,000	1,134,697
Illinois Finance Authority Rev., (Northwestern Memorial Healthcare), 5.00%, 8/15/43	1,000,000	1,128,110
Illinois Finance Authority Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/30	1,500,000	1,913,775
Illinois GO, 5.00%, 3/1/24	2,500,000	2,824,075
Illinois GO, 5.00%, 8/1/25	1,000,000	1,125,670
University of Illinois Rev., Series 2011 A, (Auxiliary Facilities System), 5.25%, 4/1/41	625,000	702,644

		16,458,775

INDIANA — 0.8%
Indiana Finance Authority Rev., (Community Foundation of Northwest Indiana), 5.00%, 3/1/19	1,000,000	1,182,960
Indiana Finance Authority Rev., Series 2009 A, (Drexel Foundation Educational Facility), 7.00%, 10/1/39	1,000,000	1,083,650
Rockport Rev., (AK Steel Corp.), 7.00%, 6/1/28	1,000,000	1,052,740

		3,319,350

IOWA — 0.5%
Iowa Finance Authority Midwestern Disaster Area Rev., (Alcoa, Inc.), 4.75%, 8/1/42	1,000,000	1,017,460
Iowa Tobacco Settlement Authority Rev., Series 2005 C, 5.625%, 6/1/46	1,000,000	957,230

		1,974,690

LOUISIANA — 1.4%
New Orleans Aviation Board Rev., Series 2009 A, (Consolidated Rental Car), 6.50%, 1/1/40	1,500,000	1,778,880
New Orleans GO, 5.00%, 12/1/32	500,000	559,545
New Orleans GO, 5.00%, 12/1/33	1,250,000	1,398,863
St. Charles Parish Louisiana Gulf Zone Opportunity Rev., (Valero Energy Corp.), VRDN, 4.00%, 6/1/22	2,000,000	2,208,220

		5,945,508

MARYLAND — 2.8%
Anne Arundel County Special Obligation Tax Allocation Rev., (National Business Park), 6.10%, 7/1/40	1,000,000	1,092,920
Baltimore Special Obligation Tax Allocation Rev., Series 2008 A, (Resh Park), 7.00%, 9/1/38	2,900,000	3,170,425
Maryland Economic Development Corp. Rev., (Morgan State University), 5.00%, 7/1/34	1,500,000	1,615,290
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,141,680
Maryland Economic Development Corp. Facilities Rev., (CNX Marine Terminals, Inc.), 5.75%, 9/1/25	1,000,000	1,117,340
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center), 5.00%, 7/1/31	1,500,000	1,673,475
Maryland Health & Higher Educational Facilities Authority Rev., Series 2012 A, (Carroll Hospital), 5.00%, 7/1/37	1,000,000	1,110,600

Maryland Industrial Development Financing Authority Rev., Series 2005 A, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000,000	1,044,170

		11,965,900

MASSACHUSETTS — 2.9%
Massachusetts Development Finance Agency Rev., Series 2012 C, (Covanta Energy Project), 5.25%, 11/1/42	1,000,000	1,049,280
Massachusetts GO, Series 2000 A, (Central Artery), VRDN, 0.15%, 3/1/13 (SBBPA: Bank of America N.A.)	8,300,000	8,300,000
Massachusetts GO, Series 2012 A, VRN, 0.49%, 3/7/13	3,000,000	3,006,900

		12,356,180

MICHIGAN — 4.4%
Detroit City School District GO, Series 2012 A, (School Building & Site Improvement), 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,911,109
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	770,000	881,496
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	2,250,000	2,459,610
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	3,750,000	4,110,675
Detroit Water Supply System Rev., (Senior Lien), Series 2011 A, 5.75%, 7/1/37	1,000,000	1,123,400
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,471,875
Kentwood Economic Development Corp. Rev., (Limited Obligation/Holland Home), 5.625%, 11/15/41	1,750,000	1,834,437
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	1,850,000	2,197,911
Michigan Tobacco Settlement Finance Authority Rev., Series 2007 A, 6.00%, 6/1/48	1,000,000	923,280
Wayne County GO, Series 2009 A, (Building Improvement), 6.75%, 11/1/39	960,000	1,106,016

		19,019,809

MISSOURI — 1.2%
Kirkwood Industrial Development Authority Rev., Series 2010 A, (Aberdeen Heights), 8.25%, 5/15/45	3,000,000	3,589,080
Missouri State Health & Educational Facilities Authority Rev., (Lutheran Senior Services), 6.00%, 2/1/41	1,250,000	1,407,925

		4,997,005

MONTANA — 0.7%
Forsyth Pollution Control Rev., (PacifiCorp), VRDN, 0.14%, 3/1/13 (LOC: JPMorgan Chase Bank N.A.)	3,100,000	3,100,000

NEBRASKA — 1.1%
Central Plains Energy Project Rev., 5.00%, 9/1/42	1,360,000	1,486,398
Santee Sioux Nation Tribal Health Care Rev., (Indian Health Service Joint Venture), 8.75%, 10/1/20	3,000,000	3,206,520

		4,692,918

NEVADA — 0.5%
Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	980,000	1,013,653
Las Vegas Improvement District No. 607 Special Assessment Rev., 5.50%, 6/1/13	1,185,000	1,190,250

		2,203,903

NEW JERSEY — 5.6%
New Jersey Economic Development Authority Rev., (Continental Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,019,870
New Jersey Economic Development Authority Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	3,000,000	3,053,640
New Jersey Economic Development Authority Rev., Series 2006 C, (Gloucester Marine Terminal), 6.50%, 1/1/15	1,405,000	1,420,104
New Jersey Economic Development Authority Rev., Series 2013 NN, (School Facilities Construction), 5.00%, 3/1/19	1,500,000	1,804,575
New Jersey Educational Facilities Authority Rev., Series 2009 B, (University of Medicine & Dentistry), 7.50%, 12/1/32	1,200,000	1,502,448
New Jersey Rev., Series 2012 C, 2.50%, 6/27/13	6,000,000	6,046,920
New Jersey State Turnpike Authority Rev., Series 2012 A, 5.00%, 1/1/35	2,000,000	2,289,340
New Jersey Transportation Trust Fund Authority Rev., Series 2010 A, 0.00%, 12/15/32(2)	6,420,000	2,741,340
Tobacco Settlement Financing Corp. Rev., Series 2007 1A, 4.75%, 6/1/34	5,000,000	4,346,350

		24,224,587

NEW MEXICO — 0.9%
Cabezon Public Improvement District Special Tax Rev., 6.30%, 9/1/34	1,490,000	1,549,660
Montecito Estates Public Improvement District Levy Special Tax Rev., (City of Albuquerque), 7.00%, 10/1/37	1,145,000	1,182,407
Ventana West Public Improvement District Levy Special Tax Rev., 6.875%, 8/1/33	1,000,000	1,012,940

		3,745,007

NEW YORK — 7.7%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	800,000	961,072
Metropolitan Transportation Authority Rev., Series 2013 A, 5.00%, 11/15/43	2,000,000	2,247,440
Monroe County Industrial Development Corp. Rev., (Nazareth College Rochester), 5.50%, 10/1/41	1,295,000	1,442,488
New York City Industrial Development Agency Rev., Series 2012 A, 5.00%, 7/1/28	4,000,000	4,260,840
New York City Municipal Water Finance Authority Rev., Series 2012 BB 5.00%, 6/15/47	2,000,000	2,270,540
New York City Transitional Finance Authority Rev., Series 2002 3E, (Future Tax Secured Bonds), VRDN, 0.16%, 3/1/13 (SBBPA: Landesbank Baden-Wurttemberg)	4,600,000	4,600,000
New York City Transitional Finance Authority Rev., Series 2011 E, (Future Tax Secured Bonds), 5.00%, 11/1/18(7)	2,000,000	2,446,080
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	2,030,000	2,427,027
New York State Dormitory Authority Rev., (Orange Regional Medical Center), 6.25%, 12/1/37	2,250,000	2,490,255
New York State Dormitory Authority Rev., Series 2012 A, (State University of New York), 5.00%, 7/1/42	1,100,000	1,267,860
Newburgh GO, Series 2012 A, 5.625%, 6/15/33	1,400,000	1,469,090
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/36	2,000,000	2,375,880
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/28	3,000,000	3,574,500
Triborough Bridge & Tunnel Authority Rev., Series 2013 A, 0.00%, 11/15/30(2)	2,500,000	1,319,325

		33,152,397

NORTH CAROLINA — 1.5%
North Carolina Capital Facilities Finance Agency Rev., (Duke Energy Carolinas LLC), 4.375%, 10/1/31	1,500,000	1,614,255
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/17	4,000,000	4,664,600

		6,278,855

NORTH DAKOTA — 0.6%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Group), VRDN, 0.14%, 3/1/13 (LOC: LaSalle National Bank)	2,400,000	2,400,000

OHIO — 4.0%
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, (Asset Backed Senior Turbo), 5.125%, 6/1/24	3,000,000	2,727,510
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, (Asset Backed Senior Turbo), 5.875%, 6/1/30	4,000,000	3,582,160
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/30	1,000,000	1,128,180
JobsOhio Beverage System Rev., Series 2013 A, (Senior Lien), 5.00%, 1/1/20	2,000,000	2,442,600
Ohio Air Quality Development Authority Rev., Series 2009 D, (Pollution Control/First Energy), VRDN, 2.25%, 9/15/16	2,000,000	2,026,640
Pinnacle Community Infrastructure Financing Authority Rev., Series 2004 A, 6.25%, 12/1/36	1,800,000	1,817,892
Southeastern Ohio Port Authority Rev., (Memorial Health System), 6.00%, 12/1/42	3,000,000	3,329,490

		17,054,472

OKLAHOMA — 2.6%
Oklahoma County Finance Authority Rev., Series 2012 A, (Epworth Villa), 5.00%, 4/1/23	1,500,000	1,611,885
Oklahoma Development Finance Authority Rev., (Inverness Village Community), 6.00%, 1/1/32	3,750,000	4,090,612
Oklahoma Turnpike Authority Rev., Series 2011 A, 5.00%, 1/1/28	2,000,000	2,394,100
Tulsa County Industrial Authority Senior Living Community Rev., Series 2010 A, (Montereau, Inc.), 7.25%, 11/1/40	2,500,000	2,844,275

		10,940,872

OREGON — 1.6%
Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37	1,400,000	1,435,350
Oregon GO, Series 2011 J, 5.00%, 5/1/36	2,500,000	2,912,200
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	1,080,690
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,350,863

		6,779,103

PENNSYLVANIA — 4.5%
Allegheny County Industrial Development Authority Rev., (Environmental Improvement), 6.75%, 11/1/24	1,000,000	1,101,170
Allegheny County Industrial Development Authority Rev., (Environmental Improvement), 6.875%, 5/1/30	1,000,000	1,108,200
Allegheny County Redevelopment Authority Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,500,000	1,548,345
Beaver County Industrial Development Authority Rev., Series 2008 A, (Pollution Control), VRDN, 2.70%, 4/2/18	2,000,000	2,038,220
Delaware River Port Authority Rev., (Port District Project), 5.00%, 1/1/27	1,835,000	2,089,459
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	2,000,000	2,363,180

Pennsylvania Higher Educational Facilities Authority Rev., (Shippensburg University Student Services, Inc.), 5.00%, 10/1/44	300,000	326,184
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	2,000,000	2,230,780
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16	1,440,000	1,595,664
Philadelphia Hospitals & Higher Education Facilities Authority Rev., Series 2012 A, (Temple University Health System), 5.625%, 7/1/42	3,000,000	3,315,120
Philadelphia Municipal Authority Lease Rev., 6.50%, 4/1/39	1,500,000	1,727,580

		19,443,902

PUERTO RICO — 8.7%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/21	1,760,000	1,835,469
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/24	6,000,000	6,216,960
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/29	5,000,000	5,005,100
Puerto Rico Electric Power Authority Rev., Series 2008 WW, 5.50%, 7/1/19	1,340,000	1,471,253
Puerto Rico Electric Power Authority Rev., Series 2008 WW, 5.50%, 7/1/20	2,525,000	2,752,906
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/19	2,405,000	2,636,914
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/20 (NATL-RE)	1,400,000	1,532,846
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38	1,500,000	1,578,405
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	3,000,000	3,077,970
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/15	2,950,000	3,111,365
Puerto Rico Public Buildings Authority Rev., Series 2007 M, (Government Facilities), 5.75%, 7/1/16	4,555,000	4,929,148
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	400,000	407,264
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/40	2,500,000	2,689,275

		37,244,875

SOUTH CAROLINA — 0.9%
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	1,475,000	1,654,965
Spartanburg County Regional Health Services District Rev., Series 2012 A, 5.00%, 4/15/37	2,000,000	2,230,180

		3,885,145

TENNESSEE — 2.0%
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.17%, 3/1/13 (LOC: Bank of America N.A.)	2,000,000	2,000,000
Clarksville Public Building Authority Rev., (Adjusted Financing Tennessee Municipal Bond), VRDN, 0.17%, 3/1/13 (LOC: Bank of America N.A.)	1,020,000	1,020,000
Clarksville Public Building Authority Rev., (Adjusted Financing Tennessee Municipal Bond), VRDN, 0.17%, 3/1/13 (LOC: Bank of America N.A.)	1,125,000	1,125,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.17%, 3/1/13 (LOC: Bank of America N.A.)	4,180,000	4,180,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.17%, 3/1/13 (LOC: Bank of America N.A.)	390,000	390,000

		8,715,000

TEXAS — 4.7%
Dallas Performing Arts Cultural Facilities Corp. Rev., Series 2008 A, (Dallas Cultural Foundation Project), VRDN, 0.12%, 3/1/13 (LOC: Bank of America N.A.)	3,600,000	3,600,000
Dallas-Fort Worth International Airport Rev., Series 2012 G, 3.00%, 11/1/14	400,000	417,604
Dallas-Fort Worth International Airport Rev., Series 2012 G, 4.00%, 11/1/15	500,000	545,055
Dallas-Fort Worth International Airport Facilities Improvement Corp. Rev., Series 2012 B, 5.00%, 11/1/26	3,000,000	3,502,020
La Vernia Higher Education Finance Corp. Rev., Series 2009 A, (Kipp, Inc.), 6.25%, 8/15/39	1,000,000	1,166,650
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	1,000,000	1,098,480
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Healthcare Obligated Group), 5.00%, 8/15/43(8)	1,000,000	1,116,070
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/30	1,000,000	1,090,090
Texas Private Activity Bond Surface Transportation Corp. Rev., (Senior Lien/LBJ Infrastructure), 7.00%, 6/30/40	3,000,000	3,648,210
Texas Public Finance Authority Charter School Finance Corp. Rev., Series 2010 A, (Cosmos Foundation, Inc.), 6.20%, 2/15/40	1,500,000	1,782,810
Texas Transportation Commission Turnpike System Rev., Series 2012 B, (First Tier), VRDN, 1.25%, 2/15/15	600,000	606,072
Travis County Health Facilities Development Corp. Rev., (Westminster Manor Health), 7.125%, 11/1/40	1,500,000	1,786,830

		20,359,891

U.S. VIRGIN ISLANDS — 0.9%
Virgin Islands Public Finance Authority Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,352,560
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,633,440

		3,986,000

VIRGINIA — 1.9%
Chesapeake Expressway Toll Road Rev., Series 2012 B, 0.00%, 7/15/40(2)	1,380,000	837,508
Dulles Town Center Community Development Authority Special Assessment Rev., 4.25%, 3/1/26	750,000	744,817
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	570,000	644,072
Mosaic Community Development Authority Tax Allocation Rev., Series 2011 A, 6.875%, 3/1/36	1,000,000	1,162,600
Route 460 Funding Corp. Rev., Series 2012 B, 0.00%, 7/1/33(2)	3,000,000	1,110,660
Route 460 Funding Corp. Rev., Series 2012 B, 0.00%, 7/1/35(2)	1,075,000	356,255
Virginia Small Business Financing Authority Rev., (Senior Lien/Express Lanes LLC Project), 5.00%, 1/1/40	2,000,000	2,084,020
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	1,000,000	1,240,320

		8,180,252

WASHINGTON — 0.3%
Port of Seattle Rev., Series 2000 B, 6.00%, 2/1/15 (NATL-RE)	250,000	275,143
Port of Seattle Industrial Development Corp. Rev., (Delta Airlines, Inc.), 5.00%, 4/1/30	1,000,000	1,008,870

		1,284,013

WISCONSIN — 2.6%
Public Finance Authority Rev., (Roseman University Health Sciences), 5.50%, 4/1/32	2,000,000	2,075,200
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/30(8)	2,500,000	3,034,600
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30	1,200,000	1,387,596
Wisconsin Health & Educational Facilities Authority Rev., Series 2004 A, (Southwest Health Center), 6.25%, 4/1/14, Prerefunded at 100% of Par(3)	2,000,000	2,124,460
Wisconsin Health & Educational Facilities Authority Rev., Series 2009 A, (St. John's Communities, Inc.), 7.625%, 9/15/39	1,000,000	1,156,770
Wisconsin Health & Educational Facilities Authority Series 2008 B, (ProHealth Care, Inc.), VRDN, 0.13%, 3/1/13 (LOC: Chase Manhattan Bank)	1,255,000	1,255,000

		11,033,626

WYOMING — 0.5%
Campbell County Solid Waste Facilities Rev., Series 2009 A, (Basin Electric Power Cooperative), 5.75%, 7/15/39	2,000,000	2,291,540

TOTAL INVESTMENT SECURITIES — 99.4% (Cost $403,618,603)		426,447,148

OTHER ASSETS AND LIABILITIES — 0.6%		2,662,359

TOTAL NET ASSETS — 100.0%		$429,109,507

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
97	U.S. Treasury 30-Year Bonds	June 2013	13,946,781	(10,818)

Notes to Schedule of Investments
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	American Municipal Bond Assurance Corporation
COP	-	Certificates of Participation
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,777,154, which represented 0.4% of total net assets.

(2)
Capital appreciation bond. These securities are issued with a zero-coupon and may become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.
(4)	Security is in default.
(5)	Security is subject to a forbearance agreement entered into by the fund, under which, the fund may receive less than the stated interest rate for a specified period of time.
(6)	Non-income producing.

(7)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $470,870.

(8)	When-issued security.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$403,618,603
Gross tax appreciation of investments	$27,776,458
Gross tax depreciation of investments	(4,947,913)
Net tax appreciation (depreciation) of investments	$22,828,545

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Intermediate-Term Tax-Free Bond Fund

February 28, 2013

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 28, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.6%

ALABAMA — 0.2%
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 4.00%, 6/1/16	1,060,000	1,152,527
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/17	1,500,000	1,717,695
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/19	4,510,000	5,301,189
East Central Industrial Development Authority Rev., 5.25%, 9/1/13 (Ambac)	810,000	813,362

		8,984,773

ALASKA†
Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)	1,875,000	1,907,831

ARIZONA — 2.3%
Arizona Board of Regents COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/18 (Ambac)	1,935,000	2,184,480
Arizona Department of Transportation State Highway Fund Rev., Series 2011 A, (Sub Highway Revenue), 5.00%, 7/1/22	12,400,000	15,400,676
Arizona Health Facilities Authority Rev., Series 2007 B, (Banner Health), VRN, 1.02%, 4/1/13	7,500,000	6,890,325
Arizona Health Facilities Authority Rev., Series 2008 D, (Banner Health), 5.00%, 1/1/15	3,000,000	3,252,660
Arizona Health Facilities Authority Rev., Series 2012 A, (Phoenix Children's Hospital), 5.00%, 2/1/42	1,800,000	1,945,872
Arizona Tourism & Sports Authority Rev., (Baseball Training Facilities), 5.00%, 7/1/13	1,880,000	1,901,902
Arizona Tourism & Sports Authority Rev., Series 2003 A, (Multipurpose Stadium Facility), 5.25%, 7/1/13, Prerefunded at 100% of Par (NATL-RE)(1)	2,000,000	2,034,640
Arizona Transportation Board Rev., 4.00%, 7/1/15	6,500,000	7,059,975
Arizona Water Infrastructure Finance Authority Rev., Series 2010 A, 5.00%, 10/1/18	3,000,000	3,667,440
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	5,000,000	6,223,700
Mohave County Industrial Development Authority Rev., Series 2004 A, (Mohave Prison), 5.00%, 4/1/14 (XLCA)(1)	1,655,000	1,739,984
Navajo County Pollution Control Corp. Rev., Series 2009 A, VRDN, 1.25%, 6/1/14	6,500,000	6,513,065
Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (NATL-RE)	1,815,000	2,086,796
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	3,000,000	3,333,090
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	1,750,000	2,119,810
Phoenix GO, Series 1995 A, 6.25%, 7/1/17	1,070,000	1,322,980
Phoenix Industrial Development Authority Government Office Lease Rev., (Capitol Mall LLC), 5.00%, 9/15/26 (Ambac)	1,750,000	1,818,653
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)	1,710,000	2,022,041

Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)	1,800,000	2,161,584
Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvements), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(1)	775,000	891,955
Queen Creek Improvement District No. 1 Special Assessment Rev., 5.00%, 1/1/16	1,000,000	1,015,940
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	4,060,000	4,680,124
Salt River Pima-Maricopa Indian Community Rev., VRDN, 0.14%, 3/1/13 (LOC: Bank of America N.A.)	9,755,000	9,755,000
Salt River Project Agricultural Improvement & Power District Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38	4,900,000	5,585,951

		95,608,643

ARKANSAS — 0.1%
Valdez Marine Terminal Rev., Series 2011 C, (BP Pipelines, Inc.), 5.00%, 1/1/21 (GA: BP PLC)	3,400,000	4,168,604

CALIFORNIA — 17.7%
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/26	4,900,000	5,952,814
Bay Area Toll Authority Toll Bridge Rev., Series 2006 C4, (San Francisco Bay Area), VRDN, 1.45%, 8/1/17	5,975,000	6,134,831
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(1)	11,780,000	13,431,556
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.81%, 3/7/13	2,175,000	2,173,760
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.21%, 3/7/13	3,750,000	3,748,275
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22	6,215,000	7,310,021
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	2,450,000	2,789,178
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley) 5.00%, 12/1/22	3,000,000	3,601,560
California Department of Water Resources Power Supply Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22	10,000,000	12,006,200
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,692,200
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	5,000,000	6,175,100
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	3,750,000	4,125,937
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/13	2,050,000	2,067,446
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18	3,890,000	4,714,252
California Economic Recovery GO, Series 2009 A, 4.60%, 7/1/19	4,320,000	5,233,334
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/20	12,160,000	14,861,101
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14	35,000,000	37,183,650
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	3,500,000	4,096,085
California GO, 5.00%, 3/1/15	6,500,000	7,108,335
California GO, 5.00%, 5/1/15	6,000,000	6,605,640
California GO, 5.00%, 9/1/16	8,435,000	9,725,049
California GO, 5.00%, 9/1/16	5,000,000	5,764,700

California GO, 5.00%, 10/1/16	10,000,000	11,561,800
California GO, 5.00%, 10/1/17	8,000,000	9,496,640
California GO, 5.00%, 10/1/18	10,000,000	12,116,600
California GO, 5.25%, 9/1/23	25,000,000	30,789,000
California GO, 5.00%, 9/1/24	10,000,000	12,286,400
California GO, 5.75%, 4/1/31	16,630,000	19,899,624
California GO, 5.00%, 6/1/32	11,805,000	13,256,189
California GO, 5.00%, 11/1/32	2,785,000	3,132,457
California GO, 6.00%, 4/1/38	5,000,000	6,044,250
California GO, 5.50%, 11/1/39	10,000,000	11,776,200
California GO, Series 2012 B, VRN, 1.01%, 3/7/13	4,000,000	4,008,080
California GO, Series 2012 B, VRN, 1.11%, 3/7/13	1,600,000	1,603,360
California GO, Series 2012 B, VRN, 1.26%, 3/7/13	1,920,000	1,940,352
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,522,035
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,232,318
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,522,035
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	35,000	45,480
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38	2,090,000	2,537,657
California Health Facilities Financing Authority Rev., Series 2008 I, (Catholic Healthcare West), 5.125%, 7/1/22	3,835,000	4,212,402
California Health Facilities Financing Authority Rev., Series 2009 A, (Adventist Health System West), 5.75%, 9/1/39	2,500,000	2,927,100
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.50%, 7/1/22	5,000,000	5,981,350
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	10,000,000	12,309,800
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/19	1,900,000	2,329,191
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/24	1,250,000	1,508,000
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridge), (First Lien), 5.00%, 7/1/26 (FGIC)(1)	4,825,000	6,422,413
California Municipal Finance Authority Rev., (Community Hospital of Central California), 5.50%, 2/1/39	1,450,000	1,568,842
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/28	5,290,000	6,050,861
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,500,000	1,731,615
California Public Works Board Lease Rev., Series 2009 A, (Department General Services-Buildings 8 & 9), 6.25%, 4/1/34	4,000,000	4,835,040
California Public Works Board Lease Rev., Series 2009 G1, 5.00%, 10/1/16	10,000,000	11,486,700
California Public Works Board Lease Rev., Series 2009 I1, 5.375%, 11/1/22	8,000,000	9,588,880
California Public Works Board Lease Rev., Series 2012 A, 5.00%, 4/1/22	6,600,000	8,007,846
California Public Works Board Lease Rev., Series 2012 A, 5.00%, 4/1/23	11,250,000	13,544,662
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/24	11,500,000	13,670,510
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	5,000,000	5,861,200
California Rev., Series 2012 A-2, 2.50%, 6/20/13	32,000,000	32,227,840

California State University Rev., Series 2011 A, (Systemwide), 5.00%, 11/1/15	3,315,000	3,710,015
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 6/15/13	26,245,000	26,622,666
California Statewide Communities Development Authority Rev., Series 2001 B, (Kaiser Permanente), VRDN, 3.90%, 7/1/14	2,000,000	2,076,400
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 11/1/17	2,400,000	2,778,552
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/16	8,000,000	9,076,560
California Statewide Communities Development Authority Rev., Series 2009 E2, (Kaiser Permanente), VRDN, 5.00%, 5/1/17	2,200,000	2,547,006
California Statewide Communities Development Authority Rev., Series 2012 B, (Kaiser Permanente), VRDN, 1.06%, 3/7/13	5,000,000	5,019,900
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/13, Prerefunded at 101% of Par (AGM)(1)	430,000	447,299
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/13, Partially Prerefunded at 101% of Par (AGM)(1)	1,570,000	1,626,834
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	7,605,000	7,760,674
Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)	3,210,000	3,550,517
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(2)	5,000,000	5,149,250
Golden State Tobacco Securitization Corp. Rev., Series 2007 A1, 5.00%, 6/1/15	5,000,000	5,417,300
Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)	670,000	740,457
Los Angeles Community College District GO, Series 2008 E1, (Election of 2001), 5.00%, 8/1/20	2,250,000	2,694,218
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/20	900,000	1,075,455
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/21	1,250,000	1,491,138
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/14	5,000,000	5,323,150
Los Angeles Department of Water & Power Rev., Series 2012 C, (Power System), 4.00%, 1/1/16	25,000,000	27,267,250
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20	5,000,000	6,139,650
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 4.00%, 7/1/17	100,000	114,087
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/18	500,000	605,945
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/19	250,000	308,098
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/20	1,000,000	1,247,950
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21	500,000	627,110
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21	10,000,000	12,578,300
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18	2,300,000	2,784,012
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20	6,065,000	7,474,445
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21	6,520,000	7,950,553
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	3,205,000	3,879,460

Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21	10,070,000	12,702,097
Manteca Unified School District GO, 5.25%, 8/1/14, Prerefunded at 100% of Par (AGM)(1)	2,200,000	2,356,706
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	2,300,000	2,667,218
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.26%, 3/7/13	8,500,000	8,500,510
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)	2,300,000	2,726,627
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)	2,500,000	2,944,400
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)	5,000,000	5,872,000
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,139,810
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/17	1,500,000	1,754,985
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	5,735,000	6,243,006
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,222,660
Poway Unified School District Rev., (School Facilities Improvement), 0.00%, 8/1/41(2)	4,610,000	1,216,902
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33	4,700,000	5,718,772
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	3,950,000	4,830,060
San Diego County Water Authority Rev., Series 2011 S1, 5.00%, 7/1/16	5,555,000	6,345,365
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24	6,600,000	8,027,646
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/22	2,000,000	2,445,260
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	3,000,000	3,627,990
San Francisco City and County Airports Commission Rev., Series 2008-34F 5.00%, 5/1/17 (AGC)	4,140,000	4,861,643
San Marcos Public Facilities Authority Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/20 (Ambac)	1,525,000	1,618,178
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,376,400
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	2,800,000	3,251,248
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)	10,000,000	10,028,900

		722,098,387

COLORADO — 2.0%
Aurora Hospital Rev., (Children's Hospital Association), 5.00%, 12/1/40	1,250,000	1,377,200
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	5,000,000	5,822,200
Colorado Educational & Cultural Facilities Authority Rev., (Northwest Nazarene University Facilities), 4.60%, 11/1/16	760,000	761,421
Colorado Educational & Cultural Facilities Authority Rev., Series 2008 A12, (National Jewish Federation Bond), VRDN, 0.14%, 3/1/13 (LOC: Bank of America N.A.)	3,265,000	3,265,000
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,829,565
Colorado Health Facilities Authority Rev., Series 2006 B, (Longmont Unified Hospital), 5.00%, 12/1/20 (Radian)	1,000,000	1,059,100

Colorado Water Resources & Power Development Authority Rev., Series 2000 A, 6.25%, 9/1/16	50,000	50,272
Denver City and County Airport Rev., Series 2010 A, 5.00%, 11/15/21	2,500,000	3,041,750
Denver City and County Airport Rev., Series 2012 B, 5.00%, 11/15/25	9,750,000	11,943,945
E-470 Public Highway Authority Rev., Series 2011 A, VRN, 2.83%, 3/7/13	3,000,000	3,001,350
Regional Transportation District Rev., Series 2012 A, (Fastracks Project), 5.00%, 11/1/25	9,800,000	12,094,670
Regional Transportation District Rev., Series 2012 A, (Fastracks Project), 5.00%, 11/1/26	9,800,000	11,985,988
Regional Transportation District COP, Series 2010 A, 5.50%, 6/1/21	2,000,000	2,434,620
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 7/15/19	3,600,000	4,218,876
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 1/15/20	4,835,000	5,690,312
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/20	2,895,000	3,376,554
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/21	1,400,000	1,621,228
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/21	1,400,000	1,614,634
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/22	1,400,000	1,606,052
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/22	1,500,000	1,714,425
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,165,220
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30	1,200,000	1,424,040

		81,098,422

CONNECTICUT — 2.7%
Bridgeport GO, Series 2004 A, 5.25%, 8/15/14, Prerefunded at 100% of Par (NATL-RE)(1)	2,150,000	2,308,563
Connecticut Economic Recovery GO, Series 2009 A, 5.00%, 1/1/14	3,900,000	4,058,184
Connecticut GO, Series 2001 C, 5.50%, 12/15/13 (NATL-RE-IBC)	4,000,000	4,170,280
Connecticut GO, Series 2004 D, 5.00%, 12/1/14 (NATL-RE)	5,000,000	5,414,200
Connecticut GO, Series 2005 A, VRDN, 0.81%, 3/7/13	5,000,000	5,029,250
Connecticut GO, Series 2006 C, 5.00%, 6/1/14	5,000,000	5,300,950
Connecticut GO, Series 2006 D, 5.00%, 11/1/15	1,595,000	1,787,517
Connecticut GO, Series 2009 A, 5.00%, 1/1/16	8,375,000	9,425,560
Connecticut GO, Series 2012 A, VRDN, 0.33%, 3/7/13	7,500,000	7,509,375
Connecticut GO, Series 2012 A, VRDN, 0.51%, 3/7/13	4,500,000	4,512,645
Connecticut GO, Series 2012 A, VRDN, 0.64%, 3/7/13	4,300,000	4,326,789
Connecticut GO, Series 2012 A, VRDN, 0.79%, 3/7/13	4,000,000	4,020,440
Connecticut GO, Series 2012 A, VRDN, 0.99%, 3/7/13	4,500,000	4,523,760
Connecticut GO, Series 2012 A, VRDN, 1.21%, 3/7/13	5,500,000	5,575,845
Connecticut GO, Series 2012 A, VRDN, 1.36%, 3/7/13	7,000,000	7,088,760
Connecticut Health & Educational Facilities Authority Rev., Series 1999 G (Ascension Health Center), VRDN, 1.55%, 2/1/17	3,315,000	3,394,427
Connecticut Health & Educational Facilities Authority Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (NATL-RE)	2,660,000	2,984,972
Connecticut Health & Educational Facilities Authority Rev., Series 2010 A3, (Yale University), VRDN, 0.875%, 2/8/18	27,600,000	27,580,128

		109,011,645

DISTRICT OF COLUMBIA — 1.3%
District of Columbia Rev., Series 2010 A, (Income Tax Secured), 5.00%, 12/1/19	5,000,000	6,221,700
District of Columbia Rev., Series 2011 B, (Income Tax Secured), VRN, 0.41%, 3/7/13	14,970,000	14,970,749
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/16	1,200,000	1,397,472
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/17	5,000,000	5,995,050
District of Columbia Rev., Series 2012 C, (Income Tax Secured), 4.00%, 12/1/15	4,500,000	4,942,350
District of Columbia Rev., Series 2012 C, (Income Tax Secured), 4.00%, 12/1/16	3,000,000	3,381,090
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2008 A, (Subordinated Lien) 5.00%, 10/1/34 (AGC)	1,200,000	1,393,332
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2012 B1, VRDN, 0.59%, 3/7/13	2,500,000	2,500,300
Metropolitan Washington Airports Authority Rev., Series 2009 A, (First Senior Lien), 5.00%, 10/1/39	5,000,000	5,504,350
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	4,600,000	5,379,792

		51,686,185

FLORIDA — 5.8%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	2,650,000	3,166,167
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/25	1,000,000	1,188,080
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/26	1,000,000	1,184,830
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	11,800,000	13,819,924
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 5.50%, 6/1/16 (AGC)	9,450,000	10,788,498
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 6.00%, 6/1/17	2,500,000	2,975,675
Citizens Property Insurance Corp. Rev., Series 2010 A1, (Second High Risk Notes), 5.25%, 6/1/17	5,800,000	6,732,118
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured), 5.00%, 6/1/16	3,000,000	3,377,010
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured), 5.00%, 6/1/18	4,440,000	5,197,819
Citizens Property Insurance Corp. Rev., Series 2012 A1, (Senior Secured), 5.00%, 6/1/18	9,700,000	11,355,596
Florida Board of Public Education GO, Series 2011 B, (Capital Outlay of 2011), 5.00%, 6/1/18	7,250,000	8,763,655
Florida Hurricane Catastrophe Fund Finance Corp. Rev., Series 2008 A, 5.00%, 7/1/13	10,000,000	10,165,400
Florida Municipal Power Agency Rev., Series 2008 C, (All Requirements Supply), VRDN, 0.12%, 3/1/13 (LOC: Bank of America N.A.)	5,700,000	5,700,000
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/20	2,000,000	2,417,640
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/21	3,470,000	4,134,089
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16	1,000,000	1,129,810
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18	575,000	642,465
Halifax Hospital Medical Center Rev., Series 2006 B1, 5.50%, 6/1/38 (AGM)	1,000,000	1,086,480
Halifax Hospital Medical Center Rev., Series 2006 B2, 5.375%, 6/1/31 (AGM)	2,000,000	2,199,240
Indian River County Rev., (Spring Training Facility), 5.25%, 4/1/15 (NATL-RE/FGIC)	1,235,000	1,240,385
JEA Electric System Rev., Series 2009 A, 5.50%, 10/1/39	10,000,000	10,455,100
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/15	3,000,000	3,349,410
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/17	1,810,000	2,153,122

JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/20	5,945,000	7,409,491
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/21	3,115,000	3,921,536
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/22	1,750,000	2,214,485
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/23	1,500,000	1,876,830
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	3,170,000	3,665,503
Miami Beach Health Facilities Authority Rev., (Mount Sinai Medical Center), 3.00%, 11/15/14	1,200,000	1,237,872
Miami Parking Facilities Rev., 5.25%, 10/1/15 (NATL-RE)	650,000	701,506
Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/26 (AGM)	4,650,000	5,432,363
Miami-Dade County Aviation Department Rev., Series 2010 B, 5.00%, 10/1/41	3,000,000	3,358,110
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	900,000	1,007,217
Miami-Dade County Transit Sales Surtax Rev., (Sales Tax), 5.00%, 7/1/42	6,175,000	6,951,938
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/26	8,000,000	9,487,520
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/27	6,500,000	7,655,440
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	3,000,000	3,328,950
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	2,000,000	2,356,400
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/19	1,500,000	1,850,025
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/20	5,000,000	6,239,800
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/21	4,745,000	5,978,747
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/22	1,750,000	2,217,460
Orlando Utilities Commission System Rev., Series 2013 A, 5.00%, 10/1/22	5,825,000	7,375,149
Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(1)	760,000	882,010
Palm Beach County Health Facilities Authority Rev., Series 2010 A, (Bethesda Healthcare System), 5.25%, 7/1/40 (AGM)	5,850,000	6,445,764
Palm Beach County School Board COP, Series 2011 A, VRDN, 5.00%, 8/1/16	7,000,000	7,967,050
Putnam County Development Authority Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)	1,500,000	1,777,530
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	3,250,000	3,735,420
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	4,700,000	5,609,732
Sunrise Florida Utilities System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(1)	430,000	536,167
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)	570,000	653,841
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/16	3,600,000	4,152,960
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17	3,000,000	3,562,740
Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)	270,000	298,828
Tampa Water & Sewer Rev., 6.00%, 10/1/17 (AGM)	1,000,000	1,233,050

		234,343,947

GEORGIA — 2.7%
Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/28	1,200,000	1,456,740
Atlanta Rev., Series 2009 A, 6.00%, 11/1/27	5,000,000	6,141,300
Atlanta Rev., Series 2009 A, 6.00%, 11/1/28	3,000,000	3,673,740
Burke County Development Authority Rev., (Georgia Power Co. Plant Vogtle Project), VRDN, 1.75%, 6/1/17	5,000,000	5,151,050
Burke County Development Authority Rev., (Georgia Power Co. Plant Vogtle Project), VRDN, 1.75%, 6/1/17	5,000,000	5,125,750

De Kalb County Hospital Antic Authority Rev., (De Kalb Medical Center, Inc.), 6.125%, 9/1/40	2,450,000	2,877,598
Floyd County Development Authority Rev., (Power Company Plant Hammond), VRDN, 0.85%, 11/19/15	2,300,000	2,316,146
Georgia GO, Series 2009 G, 5.00%, 11/1/16	2,000,000	2,327,700
Georgia GO, Series 2009 I, 5.00%, 7/1/16	10,000,000	11,498,300
Georgia GO, Series 2013 C, 5.00%, 10/1/20	18,485,000	23,432,141
Georgia Municipal Electric Authority Rev., Series 2008 A, (Project 1), 5.25%, 1/1/17	5,000,000	5,801,900
Georgia Municipal Electric Authority Rev., Series 2008 D, (Project 1), 5.50%, 1/1/26	4,800,000	5,716,176
Georgia Road & Tollway Authority Rev., Series 2008 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/16	6,350,000	7,217,664
Georgia Road & Tollway Authority Rev., Series 2009 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/21	4,000,000	4,784,880
Marietta Development Authority Rev., (Life University, Inc.), 6.25%, 6/15/20	860,000	907,773
Metropolitan Atlanta Rapid Transit Authority Rev., Series 2000 A, VRDN, 0.36%, 3/7/13	10,000,000	10,000,000
Private Colleges & Universities Authority Rev., Series 2009 B, (Emory University), 5.00%, 9/1/35	1,000,000	1,157,230
Private Colleges & Universities Authority Rev., Series 2011 A, 5.00%, 9/1/16	10,000,000	11,537,000

		111,123,088

GUAM — 0.8%
Guam Government Business Privilege Tax GO, Series 2011 A, 5.00%, 1/1/27	3,185,000	3,656,380
Guam Government Business Privilege Tax GO, Series 2011 A, 5.25%, 1/1/36	2,000,000	2,263,280
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.875%, 12/1/40	1,500,000	1,665,345
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	5,000,000	5,504,550
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	13,320,000	14,867,384
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/26 (AGM)	2,000,000	2,349,420
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/27 (AGM)	1,000,000	1,164,700

		31,471,059

HAWAII — 0.7%
Hawaii GO, Series 2007 DJ 5.00%, 4/1/26 (Ambac)	5,000,000	5,709,650
Hawaii GO, Series 2010 DY, 5.00%, 2/1/15	1,000,000	1,089,440
Hawaii GO, Series EA, 5.00%, 12/1/23	10,000,000	12,346,500
Hawaii Pacific Health Rev., Series 2010 A, 5.50%, 7/1/40	2,500,000	2,760,650
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	800,000	904,824
Honolulu City and County GO, Series 2009 A, 5.00%, 4/1/21	3,000,000	3,602,850
Honolulu City and County Wastewater System Rev., Series 2012 A, (First Bond Resolution), 5.00%, 7/1/23	905,000	1,131,331
Honolulu City and County Wastewater System Rev., Series 2012 A, (First Bond Resolution), 5.00%, 7/1/26	1,555,000	1,903,880

		29,449,125

IDAHO — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	277,930
Idaho Housing & Finance Association Rev., Series 2011 A, 5.00%, 7/15/29	3,000,000	3,495,960

		3,773,890

ILLINOIS — 4.2%
Bedford Park GO, Series 2004 A, 5.25%, 12/15/20 (AGM)	2,000,000	2,173,060

Bourbonnais Industrial Project Rev., (Olivet Nazarene University), 5.00%, 11/1/20	1,235,000	1,424,190
Chicago Board of Education GO, Series 2008 C, 5.25%, 12/1/23	5,000,000	5,692,400
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14	1,050,000	1,132,698
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15	1,250,000	1,393,588
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/16	1,300,000	1,491,061
Chicago Metropolitan Water Reclamation District GO, Series 2007 C, 5.25%, 12/1/32	5,345,000	6,935,565
Chicago O'Hare International Airport Rev., Series 2005 B, 5.25%, 1/1/18 (NATL-RE)	5,000,000	5,958,750
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/14 (AGM)	4,000,000	4,161,200
Chicago O'Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (AGM)	600,000	668,988
Chicago O'Hare International Airport Rev., Series 2011 A, (Third Lien), 5.75%, 1/1/39	2,000,000	2,351,880
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/16	1,000,000	1,119,710
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/22	1,000,000	1,205,830
Chicago Wastewater Transmission Rev., (Second Lien), 5.00%, 1/1/42	1,000,000	1,116,800
Chicago Waterworks Rev., 5.00%, 11/1/42	2,300,000	2,602,151
Chicago Waterworks Rev., Series 2006 A, (Second Lien), 5.00%, 11/1/13 (Ambac)	1,015,000	1,047,500
Cicero GO, Series 2005 A, 5.25%, 1/1/20 (XLCA)	1,250,000	1,303,400
Cicero GO, Series 2005 A, 5.25%, 1/1/21 (XLCA)	1,000,000	1,039,430
Cook County GO, Series 2010 A, 5.25%, 11/15/22	5,000,000	6,013,850
Illinois Dedicated Tax Rev., (Civic Center), 6.25%, 12/15/20 (Ambac)	1,830,000	2,089,403
Illinois Educational Facilities Authority Rev., Series 2001 B1, (University of Chicago), VRDN, 1.10%, 2/15/18	3,875,000	3,908,402
Illinois Finance Authority Rev., (Central DuPage Health), 5.00%, 11/1/27	3,595,000	4,074,501
Illinois Finance Authority Rev., (Little Co. Mary Hospital Health), 5.375%, 8/15/40	1,000,000	1,083,140
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28	5,000,000	6,048,800
Illinois Finance Authority Rev., Series 2009 C, (Rush University Medical Center), 6.375%, 11/1/29	5,000,000	6,098,550
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/13	1,665,000	1,676,655
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/14	1,000,000	1,038,840
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.25%, 5/1/16	1,000,000	1,100,830
Illinois Finance Authority Rev., Series 2011 A, (Carle Foundation), 6.00%, 8/15/41	2,000,000	2,400,000
Illinois GO, 5.00%, 1/1/15	15,000,000	16,093,350
Illinois GO, 5.50%, 8/1/15 (NATL-RE)	1,795,000	1,985,611
Illinois GO, 5.00%, 1/1/17 (AGM)	9,800,000	11,116,826
Illinois GO, 4.00%, 9/1/17	5,000,000	5,533,250
Illinois GO, 5.00%, 1/1/20	1,000,000	1,157,990
Illinois GO, 5.00%, 8/1/23	5,000,000	5,767,400
Illinois GO, 5.00%, 8/1/24	2,000,000	2,265,820
Illinois GO, 5.00%, 3/1/37	900,000	967,158
Illinois Sales Tax Rev., 5.00%, 6/15/17	3,000,000	3,523,530
Illinois State Unemployment Insurance Fund Building Receipts Rev., Series 2012 A, 5.00%, 6/15/14	5,000,000	5,310,300
Illinois State Unemployment Insurance Fund Building Receipts Rev., Series 2012 A, 5.00%, 6/15/15	4,000,000	4,421,200

Illinois Toll Highway Authority Rev., Series 2010 A1, 5.00%, 1/1/25	5,000,000	5,865,500
Kane County Community Unit School District No. 304 GO, 6.20%, 1/1/15, Prerefunded at 100% of Par (AGM)(1)	930,000	1,030,784
Metropolitan Pier & Exposition Authority Rev., Series 2010 B2, (McCormick Place Expansion), 5.00%, 6/15/50	2,750,000	2,981,220
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	6,000,000	6,883,860
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	12,071,600
Regional Transportation Authority Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)	800,000	963,464
Southwestern Illinois Development Authority Rev., (Triad School District No. 2), 5.00%, 10/1/18 (NATL-RE)	1,000,000	1,105,470
University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)	3,270,000	3,584,083

		170,979,588

INDIANA — 0.8%
Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (AGM)	1,000,000	1,088,430
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (AGM)	1,520,000	1,734,974
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (AGM)	1,600,000	1,822,560
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (AGM)	1,680,000	1,913,688
Indiana Finance Authority Lease Rev., Series 2008 A1, 5.00%, 11/1/16	5,000,000	5,747,400
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/23	2,645,000	3,283,873
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/24	3,025,000	3,732,154
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	1,650,000	2,022,422
Indiana Health Facility Financing Authority Rev., Series 2011 A1, (Ascension Health Credit Group), VRDN, 1.50%, 8/1/14	3,500,000	3,556,420
Indiana Transportation Finance Authority Rev., Series 1990 A, 7.25%, 6/1/15	495,000	531,615
Indiana University Rev., Series 2011 U, 5.00%, 8/1/16	1,000,000	1,150,700
Indiana University Rev., Series 2011 U, 5.00%, 8/1/17	2,000,000	2,373,200
Indiana University Rev., Series 2011 U, 5.00%, 8/1/19	4,200,000	5,190,444

		34,147,880

IOWA — 0.2%
Iowa Rev., Series 2009 A, (I-Jobs Program), 5.00%, 6/1/22	2,500,000	3,020,775
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/13	1,485,000	1,500,221
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/14	1,950,000	2,022,618
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16	1,690,000	1,820,587

		8,364,201

KANSAS — 1.0%
City of Olathe Health Facilities Rev., Series 2010 B, (Olathe Medical Center), VRDN, 0.14%, 3/1/13 (LOC: Bank of America N.A.)	9,900,000	9,900,000
Kansas State Department of Transportation Rev., Series 2009 A, 5.00%, 9/1/16	4,500,000	5,205,915
Kansas State Department of Transportation Highway Rev., Series 2012 A2, VRN, 0.34%, 3/7/13	24,500,000	24,502,205

		39,608,120

KENTUCKY — 0.6%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	4,000,000	4,981,320
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	3,000,000	3,462,420
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,250,000	1,454,225
Kentucky State Property & Buildings Commission Rev., (Project No. 82), 5.25%, 10/1/16 (AGM)	4,600,000	5,330,388
Kentucky State Property & Buildings Commission Rev., Series 2011 A, (Project No. 100), 5.00%, 8/1/18	7,000,000	8,366,540

		23,594,893

LOUISIANA — 0.7%
Louisiana GO, Series 2010 A, 5.00%, 11/15/18	3,225,000	3,942,240
Louisiana Public Facilities Authority Rev., Series 2006 A, (Black & Gold Facilities), 4.00%, 7/1/13 (CIFG)	1,105,000	1,106,967
Louisiana Public Facilities Authority Rev., Series 2006 A, (Black & Gold Facilities), 5.00%, 7/1/15 (CIFG)	1,205,000	1,236,234
Louisiana Public Facilities Authority Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22 (AGC)	1,465,000	1,599,926
New Orleans GO, 5.00%, 12/1/19	5,000,000	5,951,350
New Orleans GO, 5.00%, 12/1/20	4,000,000	4,774,840
New Orleans GO, 5.00%, 12/1/21	6,000,000	7,166,340
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/17 (AGM)	1,000,000	1,173,910
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,213,880
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,528,975

		29,694,662

MAINE†
Portland Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,991,463

MARYLAND — 0.5%
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,141,680
Maryland GO, Series 2005 A, (Capital Improvement & Local Facilities), 5.25%, 2/15/15	10,000,000	10,971,200
Maryland GO, Series 2011 B, 5.00%, 8/1/19	5,000,000	6,233,800
Maryland Health & Higher Educational Facilities Authority Rev., (Lifebridge Health Issue), 5.00%, 7/1/13	1,215,000	1,234,841
Maryland Health & Higher Educational Facilities Authority Rev., Series 2008 A, (Johns Hopkins University), 5.25%, 7/1/38	1,645,000	1,946,101

		21,527,622

MASSACHUSETTS — 3.7%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34	3,300,000	3,839,781
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.125%, 7/1/40	1,750,000	1,902,513
Massachusetts Development Finance Agency Rev., Series 2007 C, (Wheelock College), 5.00%, 10/1/17	1,620,000	1,832,171
Massachusetts Development Finance Agency Rev., Series 2009 V2, (Boston University), 2.875%, 10/1/14	5,000,000	5,194,900
Massachusetts GO, Series 2000 A, (Central Artery), VRDN, 0.15%, 3/1/13 (SBBPA: Bank of America N.A.)	1,500,000	1,500,000
Massachusetts GO, Series 2006 D, (Consolidated Loan of 2002), 5.00%, 8/1/14	2,500,000	2,671,900

Massachusetts GO, Series 2011 A, 5.00%, 4/1/28	10,000,000	11,970,700
Massachusetts GO, Series 2011 B, (Consolidated Loan), 5.00%, 8/1/22	9,635,000	11,882,556
Massachusetts GO, Series 2012 A, VRN, 0.36%, 3/7/13	9,800,000	9,804,214
Massachusetts Health & Educational Facilities Authority Rev., Series 2008 A, (Massachusetts Institute of Technology), 5.00%, 7/1/14	5,000,000	5,323,150
Massachusetts Health & Educational Facilities Authority Rev., Series 2008 T3 (Northeastern University), VRDN, 2.70%, 2/20/14	8,500,000	8,680,795
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(3)	6,800,000	8,211,476
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/26	10,000,000	12,433,900
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 C, (Massachusetts Eye and Ear Infirmary), 5.375%, 7/1/35	2,000,000	2,174,020
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/20	1,500,000	1,722,930
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/21	1,050,000	1,186,311
Massachusetts Municipal Wholesale Electric Co. Rev., Series 2012 A, 5.00%, 7/1/15	3,000,000	3,290,580
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/18	1,305,000	1,506,296
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	250,000	306,725
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/22	2,655,000	3,116,466
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	7,750,000	9,341,152
Massachusetts School Building Authority Sales Tax Rev., Series 2012 B, 5.00%, 8/15/30	20,205,000	24,353,289
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/23	1,000,000	1,180,750
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/24	6,000,000	7,026,180
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/23	1,000,000	1,235,720
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/24	1,815,000	2,228,276
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/25	4,215,000	5,151,404
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/26	1,000,000	1,216,210

		150,284,365

MICHIGAN — 2.7%
Detroit City School District GO, Series 2012 A, (Building & Site), 4.00%, 5/1/14 (Q-SBLF)	2,500,000	2,595,800
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/18 (Q-SBLF)	3,500,000	4,078,270
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,476,560
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	4,750,000	5,422,932
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	4,300,000	4,922,640
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	12,500,000	13,664,500

Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	19,825,000	21,731,768
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/15	1,650,000	1,768,140
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/17	1,300,000	1,437,124
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/36	1,000,000	1,062,630
Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41	850,000	898,926
Kalamazoo Public Schools GO, (Building & Site), 4.00%, 5/1/13 (AGM)	1,265,000	1,273,096
Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (AGM)	1,545,000	1,762,459
Lansing Board of Water & Light Utility System Rev., Series 2011 A, 5.00%, 7/1/27	5,000,000	5,867,900
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	6,000,000	7,128,360
Michigan Higher Education Facilities Authority Rev., (Limited Obligation-Hillsdale College), 5.00%, 3/1/26	2,345,000	2,384,795
Michigan State Building Authority Rev., Series 2009 I, (Facilities Program), 5.25%, 10/15/20	4,000,000	4,802,600
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 4.00%, 6/1/14	595,000	621,031
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/15	700,000	768,565
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/16	1,360,000	1,536,990
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/17	1,600,000	1,858,864
Michigan State Hospital Finance Authority Rev., Series 2012 A-4, (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19	8,000,000	8,050,560
Pontiac City School District GO, 5.00%, 5/1/15 (XLCA)	1,010,000	1,044,310
Pontiac City School District GO, 5.00%, 5/1/16 (XLCA)	1,425,000	1,479,293
Pontiac City School District GO, 5.00%, 5/1/17 (XLCA)	1,370,000	1,403,291
Wayne County Airport Authority Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/18 (NATL-RE/FGIC)	3,000,000	3,455,370
Wayne County Airport Authority Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/19 (NATL-RE/FGIC)	2,000,000	2,275,180

		110,771,954

MINNESOTA — 1.0%
Minnesota GO, 5.00%, 11/1/16	6,455,000	7,512,652
Minnesota GO, Series 2008 A, 5.00%, 6/1/13(1)	10,000,000	10,126,000
Minnesota GO, Series 2010 D, 5.00%, 8/1/19	5,000,000	6,226,750
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/17	2,740,000	3,188,182
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/20	2,680,000	3,183,625
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/22	1,250,000	1,454,225
Rochester Health Care Facilities Rev., Series 2011 C, (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	7,268,100

		38,959,534

MISSISSIPPI — 0.8%
Mississippi Development Bank Special Obligation Rev., (Marshall County Industrial Development Authority), 5.00%, 1/1/27	10,000,000	11,845,500
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/15 (Ambac)	1,565,000	1,711,280

Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)	1,645,000	1,843,009
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)	1,000,000	1,094,840
Mississippi Development Bank Special Obligation Rev., Series 2007 A, (Mississippi Development Bank), 5.00%, 7/1/19 (Ambac)	4,620,000	5,405,539
Mississippi Development Bank Special Obligation Rev., Series 2010 D, (Department of Corrections), 5.25%, 8/1/27	5,000,000	5,806,200
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/17 (AGM)	1,195,000	1,346,024
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/18 (AGM)	1,940,000	2,176,602

		31,228,994

MISSOURI — 0.4%
Jackson County Public Building Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%, 12/1/15 (NATL-RE)	1,425,000	1,562,370
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39	2,000,000	2,345,480
Missouri Highway & Transportation Commission Rev., Series 2006 A, (First Lien), 5.00%, 5/1/13	3,030,000	3,055,846
Missouri Highway & Transportation Commission Rev., Series 2010 A, 5.00%, 5/1/18	2,700,000	3,262,896
Missouri Joint Municipal Electric Utility Commission Rev., (Plum Point), 5.00%, 1/1/16 (NATL-RE)	3,145,000	3,425,691
St. Louis Municipal Finance Corp. Rev., Series 2006 A, (Carnahan Courthouse), 4.00%, 2/15/17 (Ambac)	1,000,000	1,081,010

		14,733,293

MONTANA — 0.3%
Forsyth Pollution Control Rev., (PacifiCorp), VRDN, 0.14%, 3/1/13 (LOC: JPMorgan Chase Bank N.A.)	10,900,000	10,900,000

NEBRASKA — 0.6%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,870,325
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/20	2,500,000	2,902,675
Nebraska Public Power District Rev., Series 2012 A, 5.00%, 1/1/25	750,000	909,488
Nebraska Public Power District Rev., Series 2012 C, 5.00%, 1/1/14	2,510,000	2,611,153
Nebraska Public Power District Rev., Series 2012 C, 5.00%, 1/1/15	2,500,000	2,710,550
Nebraska Public Power District Rev., Series 2012 C, 5.00%, 1/1/16	2,000,000	2,250,280
Nebraska Public Power District Rev., Series 2012 C, 5.00%, 1/1/17	1,500,000	1,741,260
Nebraska Public Power District Rev., Series 2012 C, 5.00%, 1/1/18	5,000,000	5,957,250
Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/21	3,000,000	3,445,350

		25,398,331

NEW HAMPSHIRE — 0.1%
New Hampshire Health & Education Facilities Authority Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/13	1,030,000	1,051,105
New Hampshire Health & Education Facilities Authority Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18	1,160,000	1,224,658

		2,275,763

NEW JERSEY — 6.2%
New Jersey Economic Development Authority Rev., 5.00%, 6/15/14	4,100,000	4,321,892

New Jersey Economic Development Authority Rev., Series 2008 W, (School Facilities Construction), 5.00%, 9/1/15	3,475,000	3,849,397
New Jersey Economic Development Authority Rev., Series 2008 Y, (School Facility Construction), 5.00%, 9/1/33	110,000	122,815
New Jersey Economic Development Authority Rev., Series 2010 DD1, (School Facility Construction), 5.00%, 12/15/18	5,000,000	6,008,100
New Jersey Economic Development Authority Rev., Series 2011 GG, (School Facility Construction), 5.00%, 9/1/19	5,000,000	6,064,700
New Jersey Economic Development Authority Rev., Series 2011 GG, (School Facility Construction), 5.00%, 9/1/21	10,000,000	12,183,300
New Jersey Economic Development Authority Rev., Series 2012 G, (School Facilities Construction), VRDN, 0.69%, 3/7/13	7,000,000	7,002,240
New Jersey GO, 5.00%, 8/1/14	5,000,000	5,339,400
New Jersey GO, 5.00%, 6/1/17	4,500,000	5,291,505
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15	7,000,000	7,777,490
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	1,050,000	1,122,293
New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	1,725,000	1,908,212
New Jersey Health Care Facilities Financing Authority Rev., Series 2012 A, (Saint Barnabas Corp.), 5.00%, 7/1/24	1,800,000	2,137,302
New Jersey Health Care Facilities Financing Authority Rev., Series 2012 A, (Saint Barnabas Corp.), 5.00%, 7/1/25	1,000,000	1,177,450
New Jersey Institute of Technology Rev., Series 2012 A, 5.00%, 7/1/32	1,250,000	1,467,325
New Jersey Rev., Series 2012 C, 2.50%, 6/27/13	75,000,000	75,586,500
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18(1)	75,000	91,151
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18	7,225,000	8,550,860
New Jersey State Turnpike Authority Rev., Series 2009 G, 5.00%, 1/1/18	1,700,000	2,009,536
New Jersey State Turnpike Authority Rev., Series 2012 B, 5.00%, 1/1/28	14,000,000	16,573,480
New Jersey Transit Corp. COP, 5.00%, 10/1/13 (AGM)	5,595,000	5,739,351
New Jersey Transportation Trust Fund Authority Rev., Series 2003 B2, 5.00%, 12/15/16	10,000,000	11,506,400
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)	9,600,000	12,095,616
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.25%, 12/15/23 (Ambac)	2,210,000	2,765,019
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	15,000,000	18,603,150
New Jersey Transportation Trust Fund Authority Rev., Series 2010 A, 0.00%, 12/15/31(2)	11,420,000	5,156,473
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.00%, 12/15/17	4,750,000	5,574,362
New Jersey Transportation Trust Fund Authority Rev., Series 2011 A, 5.25%, 6/15/30	5,000,000	5,870,850
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/22	4,975,000	6,122,434
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/23	3,000,000	3,649,500
New Jersey Transportation Trust Fund Authority Rev., Series A, 5.25%, 12/15/21 (NATL-RE)	6,850,000	8,494,616

		254,162,719

NEW MEXICO — 0.2%
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/17	1,000,000	1,183,800

New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/18	3,000,000	3,642,120
New Mexico Finance Authority State Transportation Rev., 4.00%, 6/15/19	2,000,000	2,348,860

		7,174,780

NEW YORK — 12.3%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	3,700,000	4,444,958
City of New York GO, Series 2008 J-1, 5.00%, 8/1/13(1)	780,000	796,146
City of New York GO, Series 2008 J-1, 5.00%, 8/1/13	5,075,000	5,180,053
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,702,052
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,300,596
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,510,885
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47	5,000,000	5,356,000
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.13%, 3/1/13 (LOC: Bayerische Landesbank)	6,100,000	6,100,000
Long Island Power Authority Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL-RE)	7,090,000	8,210,504
Long Island Power Authority Electric System Rev., Series 2011 A, 5.00%, 5/1/21	2,385,000	2,884,467
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 0.79%, 3/7/13	5,000,000	5,004,550
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 5.00%, 11/15/13	4,000,000	4,136,520
Metropolitan Transportation Authority Rev., Series 2008 C, 6.25%, 11/15/23	5,000,000	6,307,300
Metropolitan Transportation Authority Rev., Series 2010 G, 5.00%, 11/15/19	1,750,000	2,131,413
Metropolitan Transportation Authority Rev., Series 2011 A, 5.00%, 11/15/41	2,100,000	2,345,574
Metropolitan Transportation Authority Rev., Series 2012 A1, VRDN, 0.25%, 3/7/13	28,800,000	28,800,000
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/14	2,490,000	2,647,493
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/15	1,000,000	1,092,740
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/17	2,000,000	2,363,280
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/42	5,000,000	5,615,050
Metropolitan Transportation Authority Rev., Series 2013 A, 5.00%, 11/15/26	4,595,000	5,522,730
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/21	1,800,000	2,170,044
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/23	1,500,000	1,774,560
Nassau County Local Economic Assistance Corp. Rev., (Winthrop University Hospital), 5.00%, 7/1/27	2,100,000	2,385,810
New York City GO, Series 1993 A-4, VRDN, 0.16%, 3/1/13 (LOC: Bayerische Landesbank)	2,000,000	2,000,000
New York City GO, Series 1995 F-4, VRDN, 0.14%, 3/6/13 (LOC: Landesbank Hessen-Thuringen Girozentrale)	1,800,000	1,800,000
New York City GO, Series 2004 D, 5.00%, 11/1/14, Prerefunded at 100% of Par (AGM)(1)	4,025,000	4,344,907
New York City GO, Series 2004 D, 5.00%, 11/1/17 (AGM)	1,170,000	1,261,787
New York City GO, Series 2008 L-3, VRDN, 0.12%, 3/1/13 (SBBPA: Bank of America N.A.)	4,800,000	4,800,000
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2008 C, 5.00%, 6/15/17	1,350,000	1,596,497
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 EE, 5.00%, 6/15/39	7,010,000	8,030,235

New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	5,000,000	5,727,700
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 HH, (Second Generation Resolution), 5.00%, 6/15/26	3,600,000	4,363,596
New York City Transitional Finance Authority Rev., Series 2002 2F, (Future Tax Secured Bonds), VRDN, 0.16%, 3/1/13 (LIQ FAC: Bayerische Landesbank)	1,800,000	1,800,000
New York City Transitional Finance Authority Rev., Series 2002 3E, (Future Tax Secured Bonds), VRDN, 0.16%, 3/1/13 (SBBPA: Landesbank Baden-Wurttemberg)	18,000,000	18,000,000
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 11/1/19	8,000,000	9,377,920
New York City Transitional Finance Authority Rev., Series 2009 S4, 5.50%, 1/15/39	1,700,000	1,942,760
New York City Transitional Finance Authority Rev., Series 2011 1A, 5.00%, 7/15/25	4,850,000	5,828,099
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16	3,790,000	4,407,694
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17	6,080,000	7,267,302
New York City Transitional Finance Authority Rev., Series 2011 A-1, (Future Tax Secured Bonds) 5.00%, 11/1/21	4,000,000	5,054,880
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	4,000,000	4,528,520
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds) 5.00%, 11/1/24	4,000,000	4,893,080
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds) 5.00%, 11/1/25	6,000,000	7,294,620
New York City Trust for Cultural Resources Rev., Series 2009 B, (Julliard School), VRDN, 1.35%, 8/1/17	6,750,000	6,935,760
New York GO, Series 1993 E-3, 5.00%, 8/1/23	5,000,000	6,084,050
New York GO, Series 2003 I, 5.75%, 3/1/13, Prerefunded at 100% of Par(1)	5,000,000	5,002,350
New York GO, Series 2006 J1, 5.00%, 6/1/18	4,000,000	4,553,080
New York GO, Series 2009 A, 5.00%, 2/15/39	1,700,000	1,972,510
New York GO, Series 2009 E, 5.00%, 8/1/16	2,600,000	2,986,958
New York GO, Series 2009 H1, 5.00%, 3/1/17	3,000,000	3,504,090
New York GO, Series 2009 H1, 5.00%, 3/1/22	7,000,000	8,445,990
New York GO, Series 2009 J1, 5.00%, 5/15/22	6,570,000	7,961,854
New York GO, Series 2010 A, 5.00%, 8/1/17	2,190,000	2,592,040
New York GO, Series 2010 E, 5.00%, 8/1/19	4,555,000	5,588,393
New York GO, Series 2011 A1, 5.00%, 8/1/18	5,000,000	6,043,800
New York GO, Series 2011 B, 5.00%, 8/1/15	1,000,000	1,111,490
New York GO, Series 2011 B, 5.00%, 8/1/16	3,705,000	4,256,415
New York GO, Series 2011 D-1, 5.00%, 10/1/19	5,000,000	6,157,150
New York GO, Series 2012 F, 5.00%, 8/1/16	7,720,000	8,868,968
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	9,535,000	11,399,855
New York Power Authority (The) Rev., Series 2011 A, 5.00%, 11/15/22	1,000,000	1,288,210
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	8,225,000	10,160,342
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,148,050
New York State Dormitory Authority Rev., (Columbia University), 4.00%, 7/1/13(1)	3,500,000	3,546,200

New York State Dormitory Authority Rev., Series 1990 A, (UNIC Educational Facilities), 7.50%, 5/15/13 (NATL-RE-IBC)	1,440,000	1,462,118
New York State Dormitory Authority Rev., Series 2008 B, 5.75%, 3/15/36	10,000,000	12,148,100
New York State Dormitory Authority Rev., Series 2009 A, 5.25%, 2/15/25	8,825,000	10,640,214
New York State Dormitory Authority Rev., Series 2009 A, 5.00%, 2/15/39	4,000,000	4,612,840
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37	1,200,000	1,370,448
New York State Dormitory Authority Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14	1,100,000	1,161,820
New York State Dormitory Authority Rev., Series 2012 A, (Columbia University), 5.00%, 10/1/22	2,800,000	3,618,860
New York State Dormitory Authority Rev., Series 2012 A, (State University of New York), 5.00%, 7/1/42	2,300,000	2,650,980
New York State Dormitory Authority Rev., Series 2012 D, (General Purpose), 5.00%, 2/15/27	10,535,000	12,671,077
New York State Dormitory Authority State Personal Income Tax Rev., Series 2011 C, (General Purpose), 5.00%, 3/15/24	6,530,000	7,915,078
New York State Thruway Authority Rev., Series 2009 A1, 5.00%, 4/1/23	3,000,000	3,528,390
New York State Thruway Authority Rev., Series 2012 A, (Local Highway & Bridge), 4.00%, 4/1/14	30,000,000	31,218,900
New York State Thruway Authority Rev., Series 2012 I, 5.00%, 1/1/24	3,330,000	4,026,270
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2011 A1, 5.00%, 4/1/25	5,865,000	7,016,006
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	3,000,000	3,384,180
Niagara Area Development Corp. Solid Waste Disposal Facility Rev., Series 2012 B, (Covanta Holding Corp.), 4.00%, 11/1/24	1,800,000	1,877,904
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)	3,150,000	3,469,662
Niagara Falls Bridge Commission Toll Rev., Series 1993 B, 5.25%, 10/1/15 (NATL-RE/FGIC)	390,000	405,893
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20	850,000	977,636
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	2,600,000	3,088,644
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/17	1,000,000	1,065,890
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/18	1,000,000	1,061,400
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/20	1,250,000	1,317,175
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.00%, 3/1/26	1,175,000	1,211,237
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	10,000,000	11,694,800
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	8,025,000	9,594,690
Triborough Bridge & Tunnel Authority Rev., Series 2008 B3, VRDN, 5.00%, 11/15/15	5,000,000	5,605,000
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	10,000,000	11,593,200
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 4.00%, 11/15/16	3,250,000	3,661,483
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 5.00%, 11/15/17	3,325,000	3,977,398
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 0.00%, 11/15/32(2)	2,650,000	1,306,689
Triborough Bridge & Tunnel Authority Rev., Series 2013 A, 5.00%, 11/15/30	3,030,000	3,619,971

Westchester County GO, Series 2011 A, 4.00%, 10/15/15	5,650,000	6,192,343

		502,856,173

NORTH CAROLINA — 2.1%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,418,800
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17	1,000,000	1,187,330
Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20	2,060,000	2,607,630
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17	2,790,000	3,229,537
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18	2,955,000	3,508,412
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26	7,400,000	8,436,148
North Carolina Eastern Municipal Power Agency Rev., Series 2010 A, 5.00%, 1/1/15	3,000,000	3,248,610
North Carolina Grant Anticipation Rev., VRDN, 4.00%, 3/1/18	5,670,000	6,397,177
North Carolina Medical Care Commission Health Care Facilities Rev., Series 2012 C, (Wake Forest Baptist), VRDN, 0.85%, 3/7/13	3,750,000	3,750,300
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/17	6,305,000	7,352,576
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/19	2,500,000	2,957,375
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/20	2,000,000	2,339,260
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30	1,800,000	2,030,076
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2010 B, 5.00%, 1/1/21	3,780,000	4,551,233
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 A, 5.00%, 1/1/15	3,050,000	3,305,682
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 A, 5.00%, 1/1/16	2,550,000	2,864,492
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 B, 5.00%, 1/1/28	4,050,000	4,793,904
University of North Carolina at Chapel Hill Rev., Series 2012 A, VRDN, 0.59%, 3/1/13	11,000,000	11,014,740
University of North Carolina at Chapel Hill Rev., Series 2012 B, VRDN, 0.89%, 3/1/13	10,000,000	10,014,000

		86,007,282

NORTH DAKOTA — 0.2%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Group), VRDN, 0.14%, 3/1/13 (LOC: LaSalle National Bank)	6,300,000	6,300,000

OHIO — 1.4%
American Municipal Power-Ohio, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17	1,000,000	1,146,290
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25 (AGM)	4,000,000	4,676,320
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25	2,500,000	2,916,325
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26 (AGM)	3,560,000	4,131,700
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26	2,530,000	2,929,892
Cleveland COP, Series 2010 A, (Cleveland Stadium), 5.00%, 11/15/19	2,450,000	2,847,512
Miami University/Oxford Rev., 5.00%, 9/1/24	1,000,000	1,200,040
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	5,294,256
Miami University/Oxford Rev., 5.00%, 9/1/26	2,350,000	2,784,327

Ohio GO, Series 2011 A, (Infrastructure Improvement), 5.00%, 9/15/16	6,000,000	6,929,280
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19	5,000,000	6,194,550
Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20	750,000	910,657
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/18, Prerefunded at 100% of Par(1)	200,000	245,686
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/27	1,800,000	2,142,864
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16(1)	225,000	262,301
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16	3,775,000	4,383,983
Ohio State Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/18, Prerefunded at 100% of Par(1)	2,000,000	2,415,380
Ohio State Water Development Authority Rev., (Water Pollution Control Loan Fund), 5.00%, 12/1/13	5,895,000	6,112,290

		57,523,653

OKLAHOMA — 0.3%
Oklahoma Development Finance Authority Health System Rev., Series 2008 C, 5.50%, 8/15/22 (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.)	3,000,000	3,502,140
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/13	1,610,000	1,639,012
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/14	1,730,000	1,759,289
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/15	1,710,000	1,738,403
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/16	2,130,000	2,163,867

		10,802,711

OREGON — 0.3%
Oregon GO, Series 2011 J, 5.00%, 5/1/19	1,080,000	1,334,113
Oregon GO, Series 2011 J, 5.00%, 5/1/20	1,870,000	2,343,222
Oregon GO, Series 2011 J, 5.00%, 5/1/21	1,500,000	1,901,010
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	2,900,000	3,432,643
Oregon State Department of Administrative Services COP, Series 2008 A, 5.00%, 5/1/13 (AGM)	2,840,000	2,864,311

		11,875,299

PENNSYLVANIA — 4.7%
Allegheny County Hospital Development Authority Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	1,500,000	1,803,120
Allegheny County Industrial Development Authority Rev., (Residential Resources, Inc.), 4.75%, 9/1/14	1,535,000	1,586,499
Beaver County Industrial Development Authority Rev., Series 2006 B, (Pollution Control), VRDN, 2.50%, 6/1/17 (GA: First Energy Solutions Corp./First Energy Generation Corp.)	15,310,000	15,483,003
Berks County Municipal Authority Rev., Series 2012 B, (Reading Hospital Medical Center), VRDN, 1.61%, 3/7/13	2,500,000	2,523,250
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL-RE)(1)	1,150,000	1,368,190
Delaware River Port Authority Rev., (Port District Project), 4.00%, 1/1/15	1,000,000	1,052,430
Delaware River Port Authority Rev., (Port District Project), 5.00%, 1/1/16	1,200,000	1,322,928

East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (AGM)(1)	2,580,000	3,227,141
Exeter Township GO, 5.25%, 7/15/15 (Ambac)	1,155,000	1,281,461
Exeter Township GO, 5.30%, 7/15/19 (Ambac)	1,830,000	2,278,826
Geisinger Authority Health System Rev., VRN, 0.97%, 5/1/13	5,000,000	4,235,750
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	5,000,000	5,907,950
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	5,430,000	6,612,220
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/19	3,000,000	3,722,010
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 B, 5.00%, 7/1/20	7,250,000	8,882,700
Pennsylvania GO, 5.375%, 7/1/16 (NATL-RE)	2,795,000	3,243,430
Pennsylvania GO, 5.00%, 4/15/17	3,325,000	3,912,627
Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,317,587
Pennsylvania GO, 5.00%, 7/1/19	15,000,000	18,506,550
Pennsylvania GO, Series 2010 A, 5.00%, 5/1/16	4,000,000	4,565,160
Pennsylvania GO, Series 2010 A, 5.00%, 7/15/16	8,310,000	9,553,508
Pennsylvania Higher Educational Facilities Authority Rev., (Shippensburg University Student Services, Inc.), 5.00%, 10/1/44	1,100,000	1,196,008
Pennsylvania Higher Educational Facilities Authority Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19	1,000,000	1,237,080
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/25	1,000,000	1,197,220
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/26	1,000,000	1,188,740
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/27	1,150,000	1,356,862
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.00%, 12/1/16	5,000,000	5,764,450
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.25%, 6/1/22	10,000,000	11,710,600
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.71%, 3/7/13	5,000,000	4,999,950
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.79%, 3/7/13	3,945,000	3,944,093
Philadelphia Rev., Series 2009 A, (1998 General Ordinance), 5.25%, 8/1/17	1,000,000	1,137,100
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	1,415,000	1,575,956
Philadelphia Water & Wastewater Rev., Series 2010 A, 5.00%, 6/15/16	10,000,000	11,325,400
Philadelphia Water & Wastewater Rev., Series 2010 A, 5.00%, 6/15/17 (AGM)	5,000,000	5,828,800
Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (AGM)	15,805,000	18,019,913
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/25	3,000,000	3,533,340
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/26	1,000,000	1,169,980
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/14	250,000	263,660
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/15	500,000	545,860
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/16	1,060,000	1,193,867
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/23	2,400,000	2,833,824
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/25	1,900,000	2,209,396
Westmoreland County Municipal Authority Rev., 5.25%, 8/15/15, Prerefunded at 100% of Par (AGM)(1)	4,500,000	5,042,025

		189,660,464

PUERTO RICO — 4.2%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14	12,550,000	12,911,565
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 6.00%, 7/1/44	1,750,000	1,804,968
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	9,800,000	10,386,922
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	3,335,000	3,522,861
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/24	12,590,000	13,045,254
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	2,625,000	2,655,896
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/25	5,000,000	5,230,350
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/26	2,100,000	2,186,100
Puerto Rico Electric Power Authority Rev., Series 2011 NN, 5.50%, 7/1/20	7,080,000	7,928,609
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	8,795,000	8,707,578
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23	1,975,000	2,013,907
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17	5,000,000	5,301,800
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/17	3,235,000	3,517,124
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	1,550,000	1,695,809
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/16	3,020,000	3,249,248
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28	3,000,000	3,017,880
Puerto Rico GO, Series 2011 C, (Public Improvement), 5.75%, 7/1/36	2,085,000	2,208,661
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	5,000,000	5,129,950
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	3,500,000	3,460,520
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL-RE)	17,750,000	18,016,250
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14	4,000,000	4,180,760
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16	2,000,000	2,131,100
Puerto Rico Public Buildings Authority Rev., Series 2004 I, (Government Facilities), 5.50%, 7/1/14, Prerefunded at 100% of Par(1)	5,000,000	5,348,200
Puerto Rico Public Buildings Authority Rev., Series 2007 M, (Government Facilities), VRDN, 5.75%, 7/1/17	5,000,000	5,458,700
Puerto Rico Public Buildings Authority Rev., Series 2007 M2, (Government Facilities), VRDN, 5.50%, 7/1/17 (Ambac)	2,000,000	2,163,660
Puerto Rico Public Buildings Authority Rev., Series 2009 P, (Government Facilities), 6.75%, 7/1/36	6,700,000	7,423,868
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24 (SBBPA: Government Development Bank for Puerto Rico)	5,000,000	5,400,750
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	3,850,000	3,919,916
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42	5,000,000	5,329,700
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41	1,350,000	1,424,156
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(2)	5,725,000	1,085,861
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/22	10,450,000	12,524,325

		172,382,248

RHODE ISLAND — 0.1%
Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (NATL-RE)(1)	2,000,000	2,321,940

SOUTH CAROLINA — 0.7%
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/17 (AGC)	1,060,000	1,211,103
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/18 (AGC)	2,260,000	2,571,496
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/19 (AGC)	700,000	792,071
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/20 (AGC)	3,000,000	3,386,340
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)	625,000	821,150
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL-RE/FGIC)	875,000	1,120,551
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	140,000	163,432
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	485,000	566,174
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)	375,000	431,779
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/16	5,000,000	5,564,100
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/17	3,000,000	3,422,460
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	2,700,000	3,029,427
South Carolina Ports Authority Rev., 4.00%, 7/1/15	1,000,000	1,076,140
South Carolina Ports Authority Rev., 5.00%, 7/1/16	2,695,000	3,057,424

		27,213,647

TENNESSEE — 1.2%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 A, (Campus Development Foundation, Inc. Phase I LLC), 5.00%, 10/1/15	1,265,000	1,319,560
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.17%, 3/1/13 (LOC: Bank of America N.A.)	12,175,000	12,175,000
Memphis Electric System Rev., 5.00%, 12/1/15	2,500,000	2,817,200
Memphis Electric System Rev., 5.00%, 12/1/16	1,000,000	1,165,780
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.17%, 3/1/13 (LOC: Bank of America N.A.)	30,205,000	30,205,000
Tennessee State School Board Authority Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/33	1,000,000	1,147,520

		48,830,060

TEXAS — 5.6%
Allen Independent School District GO, (School Building), 5.25%, 2/15/34	3,325,000	4,008,287
Austin Water & Wastewater System Rev., 5.00%, 11/15/28	5,300,000	6,365,989
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/15	500,000	544,670
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	350,000	395,206
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater), 5.00%, 2/15/19 (Ambac)	1,000,000	1,119,390
Cash Special Utility District Rev., 5.25%, 9/1/24 (NATL-RE)	2,035,000	2,102,582
Central Texas Regional Mobility Authority Rev., (Senior Lien), 6.00%, 1/1/41	2,500,000	2,915,900
City of Austin Electric Utility Rev., 4.00%, 11/15/17	500,000	573,345
City of Austin Electric Utility Rev., 5.00%, 11/15/18	750,000	910,155
City of Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	614,700
Cypress-Fairbanks Independent School District GO, (Schoolhouse), 5.00%, 2/15/16 (PSF-GTD)	1,000,000	1,133,590
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14	680,000	736,454

Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/15	2,185,000	2,457,732
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19	2,250,000	2,793,150
Dallas Independent School District GO, 4.00%, 8/15/16 (PSF-GTD)	6,365,000	7,127,909
Dallas Independent School District GO, 5.00%, 8/15/18 (PSF-GTD)	5,715,000	6,974,529
Dallas Independent School District GO, 5.00%, 8/15/19 (PSF-GTD)	5,000,000	6,215,550
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	2,900,000	3,543,771
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	4,400,000	5,322,900
Dallas-Fort Worth International Airport Facilities Improvement Corp. Rev., Series 2009 A, 5.00%, 11/1/24	1,000,000	1,130,190
Donna Independent School District GO, 5.00%, 2/15/15 (PSF-GTD)	2,000,000	2,180,620
Edcouch-Elsa Independent School District GO, 5.00%, 2/15/14 (PSF-GTD)	1,115,000	1,166,435
Fort Worth Water & Sewer Rev., 4.00%, 2/15/14	2,540,000	2,632,481
Fort Worth Water & Sewer Rev., 4.00%, 2/15/15	1,200,000	1,284,672
Fort Worth Water & Sewer Rev., 5.00%, 2/15/17	1,000,000	1,167,850
Gregg County Health Facilities Development Corp. Rev., Series 2006 A, (Good Shepherd Medical Center), 5.00%, 10/1/16	1,000,000	1,106,380
Harris County Rev., Series 2009 C, 5.00%, 8/15/17	5,000,000	5,925,600
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18	2,500,000	3,093,050
Houston Airport System Rev., Series 2009 A, (Senior Lien), 5.50%, 7/1/39	4,000,000	4,660,600
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/23	2,560,000	3,103,232
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/24	4,000,000	4,817,280
Houston Independent School District GO, VRDN, 2.50%, 6/1/15 (PSF-GTD)	9,750,000	10,159,305
Live Oak GO, 5.25%, 8/1/22 (NATL-RE)	1,630,000	1,694,320
Lone Star College System GO, 5.00%, 8/15/21	1,000,000	1,224,370
Lone Star College System GO, 5.00%, 8/15/22	2,650,000	3,245,667
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,500,000	2,746,200
Lower Colorado River Authority Rev., 5.00%, 5/15/15(1)	5,000	5,510
Lower Colorado River Authority Rev., 5.00%, 5/15/15	795,000	873,514
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/22	1,000,000	1,194,410
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/23	3,435,000	4,052,132
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/24	2,000,000	2,339,180
Lubbock Electric Light & Power System Rev., 4.00%, 4/15/14	2,000,000	2,081,540
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/15	1,000,000	1,092,090
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/16	2,000,000	2,260,240
Lubbock Health Facilities Development Corp. Rev., Series 2008 A, (St. Joseph Health System), VRDN, 1.125%, 10/18/16	18,500,000	18,699,800
Montgomery County GO, (Road), 5.50%, 3/1/14, Prerefunded at 100% of Par (Ambac)(1)	1,740,000	1,831,350
North East Independent School District GO, (School Building), 5.00%, 8/1/15 (PSF-GTD)	8,700,000	9,667,527
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	2,400,000	2,769,264
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	6,700,000	6,807,937
Pasadena Independent School District GO, Series 1996 A, 6.05%, 2/15/16 (PSF-GTD)	550,000	639,711

San Antonio Electric & Gas Rev., Series 2012 A, (Junior Lien), VRDN, 2.00%, 12/1/14	8,750,000	8,994,300
San Antonio Electric & Gas Rev., Series 2012 B, (Junior Lien), VRDN, 2.00%, 12/1/15	3,250,000	3,370,023
San Antonio Water System Rev., 3.00%, 5/15/14	1,100,000	1,137,290
San Antonio Water System Rev., 4.00%, 5/15/15	1,000,000	1,079,520
San Antonio Water System Rev., 5.00%, 5/15/17	2,365,000	2,787,058
Southside Independent School District GO, Series 2004 A, 5.25%, 8/15/25 (PSF-GTD)	2,120,000	2,269,990
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16	1,000,000	1,071,200
Texas GO, 5.00%, 10/1/15	3,500,000	3,922,905
Texas GO, 5.00%, 10/1/16	3,355,000	3,894,987
Texas GO, 5.00%, 10/1/17	2,225,000	2,664,593
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/15	1,000,000	1,103,360
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/20	1,500,000	1,832,745
Texas Public Finance Authority Rev., Series 2010 A, (Unemployment Compensation), 5.00%, 7/1/14	5,000,000	5,319,650
Texas Transportation Commission Rev., Series 2006 A, (First Tier), 4.50%, 4/1/16	5,000,000	5,612,800
Texas Transportation Commission Turnpike System Rev., Series 2012 B, (First Tier), VRDN, 1.25%, 2/15/15	15,000,000	15,151,800
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/13	1,000,000	1,006,230
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/16	1,125,000	1,277,381
West Oso Independent School District GO, 5.50%, 8/15/13, Prerefunded at 100% of Par (PSF-GTD)(1)	1,265,000	1,296,486
Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (NATL-RE)	1,000,000	1,221,680

		226,522,264

U.S. VIRGIN ISLANDS — 0.5%
Virgin Islands Public Finance Authority Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17	6,950,000	7,806,657
Virgin Islands Public Finance Authority Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25	7,250,000	8,097,308
Virgin Islands Public Finance Authority Rev., Series 2012 A, (Matching Fund Loan Note), 5.00%, 10/1/32	5,500,000	6,028,495

		21,932,460

UTAH — 0.5%
Eagle Mountain City Gas & Electric Rev., 5.00%, 6/1/19 (Radian)	2,550,000	2,687,317
Intermountain Power Agency Rev., Series 2008 A, 5.25%, 7/1/20	3,500,000	3,560,270
Salt Lake City Hospital Rev., Series 1988 A, (Intermountain Healthcare), 8.125%, 5/15/15(1)	360,000	385,873
Utah GO, Series 2009 C, 5.00%, 7/1/18	4,000,000	4,880,240
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/24	2,900,000	3,474,606
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/25	1,220,000	1,456,717
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/42	5,000,000	5,652,000

		22,097,023

VERMONT — 0.1%
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)	4,290,000	5,007,760

VIRGINIA — 0.9%
Chesapeake Expressway Toll Road Rev., Series 2012 B, 0.00%, 7/15/32(2)	1,800,000	1,112,328
Chesapeake Expressway Toll Road Rev., Series 2012 B, 0.00%, 7/15/40(2)	1,420,000	861,784
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	1,430,000	1,615,828
Norfolk Redevelopment & Housing Authority Rev., (Old Dominion University), VRDN, 0.13%, 3/1/13 (LOC: Bank of America N.A.)	1,785,000	1,785,000
Norfolk Redevelopment & Housing Authority Rev., (Old Dominion University), VRDN, 0.13%, 3/1/13 (LOC: Bank of America N.A.)	2,385,000	2,385,000
Virginia College Building Authority Education Facilities Rev., Series 2012 A, (Christopher Newport University), 5.00%, 9/1/16	10,000,000	11,533,200
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	5,120,000	5,929,165
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/22	4,150,000	5,101,346
Virginia Small Business Financing Authority Rev., (Virginia State University Real Estate Foundation), VRDN, 0.13%, 3/1/13 (LOC: Bank of America N.A.)	8,370,000	8,370,000

		38,693,651

WASHINGTON — 2.7%
Central Puget Sound Regional Transportation Authority Rev., Series 2012 P-1, 5.00%, 2/1/14	5,000,000	5,222,450
Central Puget Sound Regional Transportation Authority Rev., Series 2012 P-1, 5.00%, 2/1/17	2,750,000	3,205,372
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/16	2,105,000	2,437,632
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/17	5,875,000	7,002,882
Energy Northwest Electric Rev., Series 2005 A, (Project 3), 5.00%, 7/1/15 (Ambac)	4,000,000	4,427,920
Energy Northwest Electric Rev., Series 2009 A, (Project 3), 5.25%, 7/1/18	3,000,000	3,672,930
Energy Northwest Electric Rev., Series 2010 A, (Project 3), 5.00%, 7/1/18	5,115,000	6,195,851
Energy Northwest Electric Rev., Series 2011 A, (Columbia Generating), 5.00%, 7/1/22	5,000,000	6,183,850
Energy Northwest Wind Rev., 4.75%, 7/1/20 (NATL-RE)	1,750,000	1,835,173
King County Public Hospital District No. 2 GO, (Evergreen Healthcare), 5.00%, 12/1/14 (NATL-RE)	1,000,000	1,076,620
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16	4,850,000	5,464,301
Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 12/1/17 (NATL-RE/School Board Guarantee)	1,000,000	1,138,450
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/22	1,000,000	1,203,290
Seattle Municipal Light & Power Rev., Series 2010 B, 5.00%, 2/1/19	5,000,000	6,106,200
Snohomish County Edmonds School District No. 15 GO, 5.00%, 6/1/16, Prerefunded at 100% of Par (NATL-RE/FGIC/School Board Guarantee)(1)	6,690,000	7,662,391
Washington Federal Highway Grant Anticipation Rev., Series 2012-F, (Senior 520 Corridor Program), 5.00%, 9/1/15	16,585,000	18,427,593
Washington GO, Series 1990 A, 6.75%, 2/1/15	435,000	472,519
Washington GO, Series 2011 A, 5.00%, 7/1/21	3,375,000	4,248,146
Washington GO, Series 2011 A, 5.00%, 7/1/22	5,000,000	6,236,250
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/21	1,650,000	2,074,628

Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/22	2,000,000	2,491,640
Washington GO, Series 2012 R, 5.00%, 7/1/23	3,855,000	4,819,097
Washington Health Care Facilities Authority Rev., (Kadlec Regional Medical Center), 5.00%, 12/1/42	850,000	891,404
Washington Health Care Facilities Authority Rev., Series 2006 D, (Providence Health & Services), 5.25%, 10/1/33 (AGM)	4,500,000	4,974,345
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/18 (NATL-RE/School Board Guarantee)	1,675,000	1,931,225

		109,402,159

WISCONSIN — 1.4%
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/25(4)	10,000,000	12,529,700
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/26(4)	8,700,000	10,819,059
Wisconsin GO, Series 2011 B, 5.00%, 5/1/15	5,000,000	5,497,000
Wisconsin GO, Series 2011-1, 5.00%, 5/1/19	5,000,000	6,138,200
Wisconsin GO, Series 2011-1, 5.00%, 5/1/20	3,000,000	3,731,280
Wisconsin GO, Series 2011-1, 5.00%, 5/1/21	2,500,000	3,144,275
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22	4,655,000	5,543,360
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30	5,800,000	6,706,714
Wisconsin Health & Educational Facilities Authority Rev., Series 2010 B, (Aurora Health Care), 5.00%, 7/15/13	2,000,000	2,035,880
Wisconsin Health & Educational Facilities Authority Rev., Series 2012 A, (Froedtert Health, Inc.), 5.00%, 4/1/42	1,900,000	2,139,533
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	500,000	604,785

		58,889,786

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $3,822,098,471)		4,058,842,341

OTHER ASSETS AND LIABILITIES — 0.4%		16,008,748

TOTAL NET ASSETS — 100.0%		$4,074,851,089

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
954	U.S. Treasury 30-Year Bonds	June 2013	137,167,313	(106,394)

Notes to Schedule of Investments
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	American Municipal Bond Assurance Corporation
CIFG	-	CDC IXIS Financial Guaranty North America
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured

NATL-RE-IBC	-	National Public Finance Guarantee Corporation - Reinsured - Insured Bond Certificates
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
Radian	-	Radian Asset Assurance, Inc.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

†	Category is less than 0.05% of total net assets.
(1)	Escrowed to maturity in U.S. government securities or state and local government securities.
(2)
Capital appreciation bond. These securities are issued with a zero-coupon and may become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $3,157,796.

(4)	When-issued security.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,822,098,471
Gross tax appreciation of investments	$240,057,012
Gross tax depreciation of investments	(3,313,142)
Net tax appreciation (depreciation) of investments	$236,743,870

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Long-Term Tax-Free Fund

February 28, 2013

Long-Term Tax-Free - Schedule of Investments
FEBRUARY 28, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.4%

ALABAMA — 0.6%
East Alabama Health Care Facilities Authority Rev., Series 2008 B, VRDN, 5.00%, 9/1/13, Prerefunded at 100% of Par(1)	500,000	512,105

ARIZONA — 2.4%
Arizona Department of Transportation State Highway Fund Rev., Series 2011 A, (Sub Highway Revenue), 5.00%, 7/1/22	100,000	124,199
Arizona Health Facilities Authority Rev., Series 2012 A, (Phoenix Children's Hospital), 5.00%, 2/1/42	200,000	216,208
Arizona Transportation Board Rev., 4.00%, 7/1/15	500,000	543,075
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	200,000	248,948
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	50,000	55,551
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	250,000	302,830
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	340,000	391,932
University Medical Center Corp. Rev., 6.50%, 7/1/39	300,000	349,194

		2,231,937

CALIFORNIA — 20.2%
Alameda Corridor Transportation Authority Rev., Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(2)	440,000	174,896
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/34	400,000	455,848
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/26	100,000	121,486
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(1)	270,000	307,854
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.81%, 3/7/13	200,000	199,886
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39	300,000	337,167
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.125%, 4/1/39	200,000	227,672
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22	300,000	352,857
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	100,000	113,844
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22	120,000	143,124
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14	690,000	733,049
California Educational Facilities Authority Rev., Series 2012 U-2, (Stanford University), 5.00%, 10/1/32	300,000	409,695
California GO, 5.00%, 3/1/15	500,000	546,795
California GO, 5.00%, 9/1/16	250,000	288,235
California GO, 4.00%, 9/1/18	400,000	462,412
California GO, 5.00%, 9/1/24	200,000	245,728
California GO, 5.00%, 6/1/25	130,000	140,136

California GO, 5.00%, 9/1/25	150,000	174,543
California GO, 5.625%, 4/1/26	500,000	605,785
California GO, 5.75%, 4/1/27	500,000	604,885
California GO, 5.00%, 2/1/28 (Ambac)	335,000	429,842
California GO, 5.75%, 4/1/28	500,000	603,040
California GO, 5.25%, 9/1/28	200,000	239,462
California GO, 5.00%, 10/1/41	100,000	112,346
California GO, Series 2012 B, VRN, 1.26%, 3/7/13	200,000	202,120
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	10,000	12,994
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38	245,000	297,477
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	300,000	356,853
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	150,000	177,584
California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40	200,000	228,420
California Infrastructure & Economic Development Bank Rev., Series 2012 B1, (J. Paul Getty Trust), VRDN, 0.41%, 3/7/13	1,500,000	1,504,875
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/28	275,000	314,553
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15	110,000	121,075
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	500,000	566,410
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	400,000	439,660
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 5.00%, 11/1/37	200,000	220,888
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 6/15/13	750,000	760,792
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/16	250,000	283,643
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	300,000	342,042
Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/32 (NATL-RE)	265,000	297,576
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	300,000	306,141
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	200,000	229,674
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	120,000	135,667
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/21	250,000	302,890
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	400,000	465,208
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/36	150,000	171,890
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21	300,000	378,414
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	100,000	115,966
Northern California Power Agency Rev., Series 2009 A, (Geothermal Project No. 3), 5.25%, 7/1/24	200,000	232,318
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	250,000	272,145

Poway Unified School District Rev., (School Facilities Improvement), 0.00%, 8/1/41(2)	500,000	131,985
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33	290,000	352,860
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	100,000	122,280
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/48	150,000	171,417
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24	50,000	60,816
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	70,000	84,653
San Diego Unified School District GO, Series 2012 R-1, 0.00%, 7/1/30(2)	200,000	97,354
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	250,000	295,957
Yosemite Community College District GO, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(2)	1,000,000	302,090

		18,387,274

COLORADO — 2.1%
Colorado Educational & Cultural Facilities Authority Rev., Series 2008 A12, (National Jewish Federation Bond), VRDN, 0.14%, 3/1/13 (LOC: Bank of America N.A.)	300,000	300,000
Colorado Health Facilities Authority Rev., Series 2008 D, (Catholic Health Initiatives), 6.25%, 10/1/33	240,000	290,520
Denver City and County Airport Rev., Series 2012 B, 5.00%, 11/15/25	250,000	306,255
Regional Transportation District Rev., Series 2012 A, (Fastracks Project), 5.00%, 11/1/25	200,000	246,830
Regional Transportation District Rev., Series 2012 A, (Fastracks Project), 5.00%, 11/1/26	200,000	244,612
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	220,000	256,348
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30	200,000	237,340

		1,881,905

CONNECTICUT — 2.0%
Connecticut GO, Series 2012 A, VRDN, 0.33%, 3/7/13	1,000,000	1,001,250
Connecticut GO, Series 2012 E, 5.00%, 9/15/26	200,000	246,454
Connecticut Health & Educational Facilities Authority Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/17 (NATL-RE)	200,000	229,586
Connecticut Health & Educational Facilities Authority Rev., Series 2010 A3, (Yale University), VRDN, 0.875%, 2/8/18	300,000	299,784

		1,777,074

DELAWARE — 0.1%
New Castle County GO, Series 2009 A, 5.00%, 7/15/27	100,000	117,957

DISTRICT OF COLUMBIA — 1.4%
District of Columbia Rev., Series 2011 G, (Income Tax Secured), 5.00%, 12/1/36	300,000	347,025
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2012 B1, VRDN, 0.59%, 3/7/13	500,000	500,060
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	400,000	467,808

		1,314,893

FLORIDA — 3.8%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	100,000	119,478

Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	200,000	234,236
Citizens Property Insurance Corp. Rev., Series 2010 A1, (Second High Risk Notes), 5.25%, 6/1/17	200,000	232,142
Citizens Property Insurance Corp. Rev., Series 2012 A1, (Senior Secured), 5.00%, 6/1/18	300,000	351,204
Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (NATL-RE)	250,000	279,610
Florida Board of Education Capital Outlay GO, Series 2011 B, 5.125%, 6/1/40	300,000	340,452
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	200,000	231,262
Miami-Dade County Educational Facilities Authority Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/38	200,000	221,072
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	100,000	111,913
Miami-Dade County Transit Sales Surtax Rev., (Sales Tax), 5.00%, 7/1/42	250,000	281,455
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	85,000	94,320
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	210,000	247,422
Orlando Utilities Commission System Rev., Series 2013 A, 5.00%, 10/1/22	200,000	253,224
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	300,000	358,068
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17	100,000	118,758

		3,474,616

GEORGIA — 1.9%
Atlanta Airport Rev., Series 2010 C, 5.75%, 1/1/23	250,000	311,048
Atlanta Airport Rev., Series 2010 C, 5.25%, 1/1/30	200,000	231,758
Burke County Development Authority Rev., (Georgia Power Co. Plant Vogtle Project), VRDN, 1.75%, 6/1/17	100,000	103,021
Burke County Development Authority Rev., (Georgia Power Co. Plant Vogtle Project), VRDN, 1.75%, 6/1/17	100,000	102,515
Floyd County Development Authority Rev., (Power Company Plant Hammond), VRDN, 0.85%, 11/19/15	200,000	201,404
Georgia GO, Series 2013 C, 5.00%, 10/1/20	250,000	316,907
Metropolitan Atlanta Rapid Transit Authority Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39	400,000	459,688

		1,726,341

GUAM — 0.7%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.00%, 1/1/31	150,000	168,981
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	250,000	279,042
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	150,000	166,478

		614,501

HAWAII — 0.4%
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	200,000	226,206
Honolulu City and County Wastewater System Rev., Series 2012 A, (First Bond Resolution), 5.00%, 7/1/26	100,000	122,436

		348,642

IDAHO — 0.3%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	277,930

ILLINOIS — 4.8%
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14	200,000	215,752

Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15	200,000	222,974
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/16	200,000	229,394
Chicago Metropolitan Water Reclamation District GO, Series 2007 C, 5.25%, 12/1/32	250,000	324,395
Chicago Sales Tax Rev., Series 2011 A, 5.25%, 1/1/38	100,000	115,051
Chicago Waterworks Rev., 5.00%, 11/1/42	200,000	226,274
Cook County GO, Series 2011 A, 5.25%, 11/15/28	200,000	236,882
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28	200,000	241,952
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/13	400,000	402,800
Illinois GO, 5.00%, 1/1/15	295,000	316,503
Illinois GO, 5.00%, 1/1/17 (AGM)	200,000	226,874
Illinois GO, 5.00%, 3/1/37	100,000	107,462
Illinois GO, Series 2006 A, 5.00%, 6/1/13	475,000	480,562
Metropolitan Pier & Exposition Authority Rev., Series 2010 B2, (McCormick Place Expansion), 5.00%, 6/15/50	250,000	271,020
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/15	250,000	271,227
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	150,000	172,097
Railsplitter Tobacco Settlement Authority Rev., 6.00%, 6/1/28	250,000	299,732

		4,360,951

INDIANA — 2.1%
Indiana Bond Bank Rev., Series 2006 A, (Special Program), 5.00%, 8/1/20 (AGM)	250,000	284,775
Indiana Finance Authority Rev., Series 2007 A3, (Lease Appropriation), VRDN, 0.12%, 3/1/13 (SBBPA: JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	100,000	122,571

		1,907,346

KANSAS — 0.8%
Kansas State Department of Transportation Highway Rev., Series 2012 A2, VRN, 0.34%, 3/7/13	500,000	500,045
Valdez Marine Terminal Rev., Series 2003 C, (BP Pipelines, Inc.), 5.00%, 1/1/21	200,000	245,212

		745,257

KENTUCKY — 0.8%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	135,000	168,119
Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28	250,000	295,580
Kentucky Turnpike Authority Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17	240,000	283,601

		747,300

MARYLAND — 0.2%
Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/19	150,000	168,246

MASSACHUSETTS — 2.8%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, (Assessment Bonds), 5.25%, 7/1/34	200,000	232,714
Massachusetts Bay Transportation Authority Rev., Series 2012 A, (Assessment Bonds), 5.00%, 7/1/41	150,000	175,008
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.125%, 7/1/40	250,000	271,788

Massachusetts GO, Series 2008 A, (Consolidated Loan), 5.00%, 8/1/24	200,000	235,916
Massachusetts GO, Series 2012 A, VRN, 0.36%, 3/7/13	200,000	200,086
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(3)	200,000	241,514
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	250,000	306,725
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/33	250,000	292,572
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	250,000	301,327
Massachusetts School Building Authority Sales Tax Rev., Series 2012 B, 5.00%, 8/15/30	100,000	120,531
Massachusetts Water Resources Authority Rev., Series 2011 C, 5.25%, 8/1/42	150,000	176,607

		2,554,788

MICHIGAN — 1.6%
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	250,000	285,418
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	100,000	114,480
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	250,000	273,290
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	425,000	465,876
Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41	150,000	158,634
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	150,000	178,209

		1,475,907

MINNESOTA — 0.6%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., Series 2007 B, 5.00%, 1/1/25 (NATL-RE/FGIC)	300,000	338,748
Minnesota GO, 5.00%, 6/1/18	200,000	228,490

		567,238

MISSISSIPPI — 0.3%
Mississippi Development Bank Special Obligation Rev., (Marshall County Industrial Development Authority), 5.00%, 1/1/27	250,000	296,138

MISSOURI — 0.3%
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (Washington University), 5.375%, 3/15/39	250,000	293,185

NEBRASKA — 0.5%
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/24	150,000	173,477
Nebraska Public Power District Rev., Series 2012 A, 5.00%, 1/1/25	250,000	303,162

		476,639

NEVADA — 0.2%
Clark County Airport System Rev., Series 2008 E, 5.00%, 7/1/14	200,000	212,228

NEW JERSEY — 6.7%
Monmouth County GO, (County College Bonds), 4.00%, 9/15/19	250,000	282,175
New Jersey Economic Development Authority Rev., 5.00%, 6/15/15	250,000	272,203
New Jersey Economic Development Authority Rev., Series 2011 EE, (School Facilities Construction), 5.00%, 9/1/23	70,000	83,481
New Jersey Educational Facilities Authority Rev., Series 2012 B, (Rampano College), 5.00%, 7/1/37	200,000	227,220
New Jersey GO, 5.00%, 6/1/17	200,000	235,178
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15	250,000	277,767

New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	200,000	213,770
New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	200,000	221,242
New Jersey Health Care Facilities Financing Authority Rev., Series 2012 A, (Saint Barnabas Corp.), 5.00%, 7/1/24	200,000	237,478
New Jersey Institute of Technology Rev., Series 2012 A, 5.00%, 7/1/42	200,000	228,602
New Jersey Rev., Series 2012 C, 2.50%, 6/27/13	1,000,000	1,007,820
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18	150,000	177,527
New Jersey State Turnpike Authority Rev., Series 2009 H, 5.00%, 1/1/36	250,000	275,542
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)	400,000	503,984
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	250,000	310,052
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20 (AGM)	225,000	279,601
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)	210,000	260,419
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/22 (AGM)	100,000	124,757
New Jersey Transportation Trust Fund Authority Rev., Series 2010 A, 0.00%, 12/15/31(2)	400,000	180,612
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.25%, 12/15/23	275,000	344,063
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.00%, 12/15/24	265,000	327,638

		6,071,131

NEW YORK — 14.9%
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.75%, 2/15/47	55,000	65,566
Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	460,000	549,967
Long Island Power Authority Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL-RE)	425,000	492,167
Long Island Power Authority Electric System Rev., Series 2008 A, 6.00%, 5/1/33	250,000	305,032
Long Island Power Authority Electric System Rev., Series 2008 B, 5.25%, 4/1/19 (AGC-ICC)	150,000	182,043
Metropolitan Transportation Authority Rev., Series 2005 G, 5.00%, 11/15/19	250,000	304,487
Metropolitan Transportation Authority Rev., Series 2008 C, 6.50%, 11/15/28	250,000	318,527
Metropolitan Transportation Authority Rev., Series 2012 A1, VRDN, 0.25%, 3/7/13	500,000	500,000
Metropolitan Transportation Authority Rev., Series 2012 C, 5.00%, 11/15/41	300,000	337,167
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/42	250,000	280,753
Nassau County Local Economic Assistance Corp. Rev., (Winthrop University Hospital), 5.00%, 7/1/27	150,000	170,415
New York City Municipal Water Finance Authority Rev., Series 2012 BB 5.00%, 6/15/47	300,000	340,581
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	70,000	80,188
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/14, Prerefunded at 100% of Par(1)	15,000	15,914
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/35	235,000	247,056
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43	250,000	281,872

New York City Transitional Finance Authority Rev., Series 2009 S4, 5.50%, 1/15/39	300,000	342,840
New York City Transitional Finance Authority Rev., Series 2011 1A, 5.00%, 7/15/25	150,000	180,251
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	200,000	226,426
New York GO, Series 2009 A, 5.00%, 2/15/39	300,000	348,090
New York GO, Series 2009 C, 5.00%, 8/1/23	500,000	606,530
New York GO, Series 2009 E, 5.00%, 8/1/16	400,000	459,532
New York Liberty Development Corp. Rev., (World Trade Center), 5.125%, 11/15/44	100,000	112,950
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	200,000	247,060
New York State Dormitory Authority Rev., (Columbia University), 4.00%, 7/1/13(1)	250,000	253,300
New York State Dormitory Authority Rev., (Mental Health Services Facilities Improvement), 5.50%, 2/15/18	300,000	364,080
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37	250,000	285,510
New York State Dormitory Authority Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14	400,000	422,480
New York State Dormitory Authority Rev., Series 2012 A, (State University Educational Facilities), 5.00%, 5/15/27	250,000	301,097
New York State Dormitory Authority Rev., Series 2012 A, (State University of New York), 5.00%, 7/1/42	100,000	115,260
New York State Dormitory Authority Rev., Series 2012 D, (General Purpose), 5.00%, 2/15/27	300,000	360,828
New York State Dormitory Authority State Personal Income Tax Rev., Series 2008 A, (General Purpose), 5.00%, 3/15/19	300,000	359,394
New York State Environmental Facilities Corp. Rev., Series 2009 A, 5.125%, 6/15/38	280,000	329,781
New York State Power Authority Rev., Series 2011 A, 5.00%, 11/15/38	200,000	231,210
New York State Thruway Authority Rev., Series 2012 A, (Local Highway & Bridge), 4.00%, 4/1/14	500,000	520,315
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	120,000	135,367
New York Urban Development Corp. State Personal Income Tax Rev., Series 2008 A1, (Economic Development & Housing), 5.00%, 12/15/22	340,000	400,068
Niagara Area Development Corp. Solid Waste Disposal Facility Rev., Series 2012 B, (Covanta Holding Corp.), 4.00%, 11/1/24	100,000	104,328
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	250,000	296,985
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	360,000	421,013
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	305,000	364,658
Triborough Bridge & Tunnel Authority Rev., Series 2008 B3, VRDN, 5.00%, 11/15/15	350,000	392,350
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	200,000	231,864
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/28	200,000	238,300
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 4.00%, 11/15/18	200,000	233,046
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 0.00%, 11/15/32(2)	500,000	246,545

		13,603,193

NORTH CAROLINA — 2.7%
Charlotte-Mecklenburg Hospital Authority Rev., Series 2012 A, 5.00%, 1/15/43	250,000	282,373

North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/24	250,000	312,307
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26	200,000	228,004
North Carolina Grant Anticipation Rev., VRDN, 4.00%, 3/1/18	200,000	225,650
North Carolina Medical Care Commission Facilities Rev., Series 2012 A, (Duke University Health System), 5.00%, 6/1/42	300,000	340,770
North Carolina Medical Care Commission Health Care Facilities Rev., Series 2012 C, (Wake Forest Baptist), VRDN, 0.85%, 3/7/13	250,000	250,020
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16	300,000	339,108
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 A, 5.00%, 1/1/15	200,000	216,766
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 A, 5.00%, 1/1/16	200,000	224,666

		2,419,664

OHIO — 0.2%
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41	200,000	225,154

OKLAHOMA — 0.2%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	150,000	179,558

OREGON — 1.0%
Clackamas County Hospital Facility Authority Rev., Series 2009 A, (Legacy Health System), 5.50%, 7/15/35	200,000	224,084
Oregon GO, Series 2009 A, (State Board of Higher Education), 5.00%, 8/1/38	300,000	346,014
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	300,000	355,101

		925,199

PENNSYLVANIA — 3.9%
Beaver County Industrial Development Authority Rev., Series 2006 B, (Pollution Control), VRDN, 2.50%, 6/1/17 (GA: First Energy Solutions Corp./First Energy Generation Corp.)	200,000	202,260
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL-RE)(1)	500,000	594,865
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	250,000	304,430
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 B, 5.00%, 7/1/20	250,000	306,300
Pennsylvania GO, Series 2010 A, 5.00%, 5/1/16	400,000	456,516
Pennsylvania Higher Educational Facilities Authority Rev., (Shippensburg University Student Services, Inc.), 5.00%, 10/1/44	100,000	108,728
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/27	100,000	117,988
Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/28 (AGC)	200,000	242,226
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	150,000	167,309
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16	300,000	332,430
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	250,000	278,437
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/25	150,000	176,667
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/23	100,000	118,076

State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/25	100,000	116,284

		3,522,516

PUERTO RICO — 5.4%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14	500,000	514,405
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	230,000	243,775
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/21	200,000	208,576
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/24	200,000	207,232
Puerto Rico Electric Power Authority Rev., Series 2010 DDD, 5.00%, 7/1/21	175,000	188,626
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/19	100,000	108,614
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/22	300,000	325,125
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	200,000	198,012
Puerto Rico GO, Series 2002 A, (Public Improvement), 5.50%, 7/1/19 (FGIC)	100,000	109,643
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	200,000	218,814
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28	200,000	201,192
Puerto Rico GO, Series 2011 C, (Public Improvement), 5.75%, 7/1/36	385,000	407,834
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	100,000	98,872
Puerto Rico Highway & Transportation Authority Rev., Series 2007 N, 5.25%, 7/1/30 (Ambac)	325,000	329,982
Puerto Rico Public Buildings Authority Rev., Series 2009 Q, 5.625%, 7/1/39	200,000	205,124
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24 (SBBPA: Government Development Bank for Puerto Rico)	75,000	81,011
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	150,000	152,724
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 0.00%, 8/1/33(2)	390,000	124,605
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42	350,000	373,079
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41	150,000	158,240
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(2)	700,000	132,769
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/22	300,000	359,550

		4,947,804

SOUTH CAROLINA — 0.3%
Piedmont Municipal Power Agency Electric Rev., Series 2009 A3, 5.00%, 1/1/17	175,000	199,644
South Carolina State Public Service Authority Rev., Series 2012 D, 5.00%, 12/1/43	100,000	112,064

		311,708

TENNESSEE — 0.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., Series 2008 A, (Vanderbilt University), 5.00%, 10/1/15	225,000	252,061

TEXAS — 7.1%
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/15	300,000	326,802
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	300,000	338,748
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14	250,000	270,755

Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19	250,000	310,350
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	100,000	122,199
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	100,000	120,975
Harris County Toll Road Rev., Series 2009 A, (Senior Lien), 5.00%, 8/15/38	400,000	456,140
Houston Independent School District GO, VRDN, 2.50%, 6/1/15 (PSF-GTD)	250,000	260,495
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	100,000	109,848
Lower Colorado River Authority Rev., 5.00%, 5/15/15	200,000	219,752
Lubbock Health Facilities Development Corp. Rev., Series 2008 A, (St. Joseph Health System), VRDN, 1.125%, 10/18/16	500,000	505,400
North East Independent School District GO, (School Building), 5.00%, 8/1/15 (PSF-GTD)	300,000	333,363
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/38	300,000	353,166
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/43	150,000	175,458
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	100,000	115,386
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	300,000	304,833
San Antonio Electric & Gas Rev., Series 2012 A, (Junior Lien), VRDN, 2.00%, 12/1/14	250,000	256,980
San Antonio Electric & Gas Rev., Series 2012 B, (Junior Lien), VRDN, 2.00%, 12/1/15	250,000	259,232
San Antonio Water System Rev., 4.00%, 5/15/16	500,000	555,010
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/31	250,000	282,420
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/30	100,000	109,009
Texas Transportation Commission Turnpike System Rev., Series 2012 B, (First Tier), VRDN, 1.25%, 2/15/15	400,000	404,048
University of North Texas Rev., Series 2009 A, 5.00%, 4/15/32	250,000	297,335

		6,487,704

U.S. VIRGIN ISLANDS — 0.3%
Virgin Islands Public Finance Authority Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25	250,000	279,218

UTAH — 0.8%
Utah State Board of Regents Rev., Series 2006 A, (University of Utah Hospital), 5.25%, 8/1/21 (NATL-RE)	250,000	318,440
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/42	100,000	113,040
Utah Transit Authority Sales Tax Rev., Series 2008 A, 5.00%, 6/15/20	250,000	296,492

		727,972

VIRGINIA — 1.1%
Chesapeake Expressway Toll Road Rev., Series 2012 B, 0.00%, 7/15/32(2)	200,000	123,592
Virginia College Building Authority Education Facilities Rev., Series 2012 A, (Christopher Newport University), 5.00%, 9/1/16	350,000	403,662
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	200,000	231,608
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	200,000	248,064

		1,006,926

WASHINGTON — 1.8%
Central Puget Sound Regional Transportation Authority Rev., Series 2012 P-1, 5.00%, 2/1/17	250,000	291,397

King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16	150,000	168,999
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/34	200,000	230,246
Port of Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/30	200,000	232,202
Washington GO, Series 2008 A, 5.00%, 7/1/20	200,000	238,840
Washington Federal Highway Grant Anticipation Rev., Series 2012-F, (Senior 520 Corridor Program), 5.00%, 9/1/15	250,000	277,775
Washington Health Care Facilities Authority Rev., (Kadlec Regional Medical Center), 5.00%, 12/1/42	150,000	157,307

		1,596,766

WISCONSIN — 1.8%
Milwaukee Redevelopment Authority Rev., (Milwaukee Public Schools - Neighborhood Schools Initiative), 5.125%, 8/1/13, Prerefunded at 100% of Par (Ambac)(1)	475,000	484,875
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/26(4)	300,000	373,071
Wisconsin Health & Educational Facilities Authority Rev., (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	300,000	352,620
Wisconsin Health & Educational Facilities Authority Rev., Series 2012 A, (Froedtert Health, Inc.), 5.00%, 4/1/42	100,000	112,607
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	250,000	302,393

		1,625,566

TOTAL INVESTMENT SECURITIES — 99.4% (Cost $84,255,711)		90,652,538

OTHER ASSETS AND LIABILITIES — 0.6%		571,009

TOTAL NET ASSETS — 100.0%		$91,223,547

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)

21	U.S. Treasury 30-Year Bonds	June 2013	3,019,406	(2,342)

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
AGC-ICC	-	Assured Guarantee Corporation - Insured Custody Certificates
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	American Municipal Bond Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.

(2)
Capital appreciation bond. These securities are issued with a zero-coupon and may become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $126,795.

(4)	When-issued security.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$84,255,711
Gross tax appreciation of investments	$6,420,993
Gross tax depreciation of investments	(24,166)
Net tax appreciation (depreciation) of investments	$6,396,827

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New York Tax-Free Fund

February 28, 2013

New York Tax-Free - Schedule of Investments
FEBRUARY 28, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.8%

NEW YORK — 97.5%
Albany County Airport Authority Rev., Series 2010 A, 5.00%, 12/15/20 (AGM)	100,000	120,595
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	250,000	300,335
Build NYC Resource Corp. Rev., (YMCA of Greater New York Project), 5.00%, 8/1/18	200,000	236,602
Build NYC Resource Corp. Rev., (YMCA of Greater New York Project), 5.00%, 8/1/42	100,000	112,851
Erie County Tobacco Asset Securitization Corp. Rev., Series 2005 A, 5.00%, 6/1/38	130,000	111,535
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47	410,000	439,192
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.25%, 2/15/47	150,000	170,472
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.75%, 2/15/47	45,000	53,645
Long Island Power Authority Electric System Rev., Series 2003 B, 5.25%, 6/1/13	145,000	146,901
Long Island Power Authority Electric System Rev., Series 2003 C, 5.25%, 9/1/29 (CIFG)	100,000	123,727
Long Island Power Authority Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL-RE)	285,000	330,041
Long Island Power Authority Electric System Rev., Series 2008 A, 6.00%, 5/1/33	200,000	244,026
Metropolitan Transportation Authority Rev., Series 2002 A, 5.50%, 11/15/14 (Ambac)	200,000	217,776
Metropolitan Transportation Authority Rev., Series 2005 A, 5.50%, 11/15/17 (Ambac)	130,000	156,595
Metropolitan Transportation Authority Rev., Series 2005 B, 5.25%, 11/15/23 (Ambac)	215,000	270,378
Metropolitan Transportation Authority Rev., Series 2005 B, 5.00%, 11/15/26 (Ambac)	100,000	110,307
Metropolitan Transportation Authority Rev., Series 2005 F, 5.00%, 11/15/15	200,000	223,928
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 0.79%, 3/7/13	100,000	100,091
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 5.00%, 11/15/14	165,000	178,142
Metropolitan Transportation Authority Rev., Series 2009 B, 5.00%, 11/15/34	100,000	113,343
Metropolitan Transportation Authority Rev., Series 2010 D, 5.00%, 11/15/16	100,000	115,171
Metropolitan Transportation Authority Rev., Series 2010 D, 5.25%, 11/15/40	110,000	124,378
Metropolitan Transportation Authority Rev., Series 2011 A, 5.00%, 11/15/20	150,000	186,670
Metropolitan Transportation Authority Rev., Series 2012 F, 5.00%, 11/15/30	150,000	175,179
Nassau County Industrial Development Agency Rev., Series 2010 A, (New York Institute of Technology), 5.25%, 3/1/20	200,000	236,708
New York City GO, Series 1993 A-4, VRDN, 0.16%, 3/1/13 (LOC: Bayerische Landesbank)	100,000	100,000
New York City GO, Series 2005 M, 5.00%, 4/1/15 (AGM)	400,000	439,700
New York City GO, Series 2008 B1, 5.25%, 9/1/22	100,000	121,044
New York City GO, Series 2008 C, 5.25%, 8/1/17	295,000	352,357
New York City GO, Series 2009 E, 5.00%, 8/1/20	100,000	122,059
New York City GO, Series 2009 I1, 5.00%, 4/1/24	200,000	240,190
New York City GO, Series 2009 I1, 5.30%, 4/1/27	100,000	121,263
New York City GO, Series 2009 I1, 5.375%, 4/1/36	300,000	356,712
New York City GO, Series 2009 J1, 5.00%, 5/15/31	200,000	234,852

New York City GO, Series 2012 I, 5.00%, 8/1/14	200,000	213,674
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2007 A, 5.00%, 6/15/38	100,000	113,626
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2008 DD, (Second General Resolution), 6.00%, 6/15/40	225,000	274,176
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 BB, (Second General Resolution), 5.00%, 6/15/27	100,000	120,208
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 EE, 5.00%, 6/15/16	130,000	149,267
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 EE, 5.25%, 6/15/40	135,000	157,375
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/35	250,000	287,030
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	200,000	229,108
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2011 EE, (Second General Resolution), 5.375%, 6/15/43	300,000	350,922
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43	100,000	112,749
New York City Transitional Finance Authority Building Aid Rev., Series 2012 S-1, 5.00%, 7/15/37	200,000	229,054
New York City Transitional Finance Authority Rev., Series 2002 3E, (Future Tax Secured Bonds), VRDN, 0.16%, 3/1/13 (SBBPA: Landesbank Baden-Wurttemberg)	600,000	600,000
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 11/1/13(1)	75,000	77,450
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 11/1/13(1)	70,000	72,302
New York City Transitional Finance Authority Rev., Series 2009 B, (Future Tax Secured Bonds), 5.00%, 11/1/18	105,000	128,419
New York City Transitional Finance Authority Rev., Series 2011 A, ( Future Tax Secured Bonds), 5.00%, 11/1/28	140,000	167,562
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	100,000	113,213
New York City Transitional Finance Authority Rev., Series 2011 D, (Future Tax Secured Bonds), 5.00%, 2/1/25	170,000	204,195
New York GO, Series 2008 A, 4.00%, 3/1/13	125,000	125,041
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	800,000	956,464
New York Liberty Development Corp. Rev., Series 2011, (World Trade Center Port Authority), 5.25%, 12/15/43	135,000	155,230
New York Liberty Development Corp. Rev., Series 2011, (World Trade Center), 5.00%, 11/15/44	150,000	168,021
New York Liberty Development Corp. Rev., Series 2011, (World Trade Center), 5.125%, 11/15/44	100,000	112,950
New York State Bridge Authority Rev., 4.00%, 1/1/24	100,000	113,829
New York State Dormitory Authority Personal Income Tax Rev., Series 2008 B, 5.00%, 3/15/21	200,000	241,620
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 B, 5.00%, 2/15/18	240,000	287,225
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 D, 5.00%, 6/15/20	180,000	221,179

New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	150,000	185,295
New York State Dormitory Authority Rev., (Highland Hospital Rochester), 5.20%, 7/1/32	100,000	110,966
New York State Dormitory Authority Rev., (Manhattan Marymount), 5.00%, 7/1/14	200,000	208,102
New York State Dormitory Authority Rev., (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/26	150,000	173,825
New York State Dormitory Authority Rev., (Mount Sinai School of Medicine), 5.25%, 7/1/24	100,000	114,830
New York State Dormitory Authority Rev., (Yeshiva University), 5.00%, 9/1/38	100,000	111,776
New York State Dormitory Authority Rev., Series 2005 A, 5.50%, 5/15/25 (Ambac)	100,000	129,568
New York State Dormitory Authority Rev., Series 2005 A, (State University Educational Facilities), 5.50%, 5/15/17 (NATL-RE/FGIC)	100,000	119,046
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/30	100,000	114,447
New York State Dormitory Authority Rev., Series 2011 A, (Fordham University), 5.125%, 7/1/29	100,000	116,902
New York State Dormitory Authority Rev., Series 2011 A, (NYU Hospitals Center), 6.00%, 7/1/40	150,000	176,690
New York State Dormitory Authority Rev., Series 2012 A, (Iona College), 5.00%, 7/1/20	100,000	116,161
New York State Dormitory Authority Rev., Series 2012 A, (Iona College), 5.00%, 7/1/32	100,000	110,809
New York State Dormitory Authority Rev., Series 2012 A, (State University Educational Facilities), 5.00%, 5/15/30	100,000	118,602
New York State Environmental Facilities Corp. Clean Water & Drinking Rev., Series 2009 A, 5.00%, 6/15/29	160,000	191,909
New York State Environmental Facilities Corp. Clean Water & Drinking Rev., Series 2012 A, 4.00%, 6/15/15	470,000	509,250
New York State Local Government Assistance Corp. Rev., Series 2008 C, (Senior Lien), 5.00%, 4/1/15	265,000	290,890
New York State Power Authority Rev., Series 2007 C, 5.00%, 11/15/14 (NATL-RE)	190,000	205,521
New York State Power Authority Rev., Series 2011 A, 5.00%, 11/15/38	100,000	115,605
New York State Thruway Authority Rev., Series 2007 H, 5.00%, 1/1/14 (NATL-RE)	150,000	155,862
New York State Thruway Authority Rev., Series 2012 A, (Local Highway & Bridge), 4.00%, 4/1/14	400,000	416,252
New York State Thruway Authority Rev., Series 2012 I, (General Revenue), 5.00%, 1/1/17	100,000	115,467
New York State Thruway Authority Rev., Series 2012 I, (General Revenue), 5.00%, 1/1/42	150,000	168,494
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2005 B, 5.00%, 4/1/13 (NATL-RE/FGIC)	245,000	246,095
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2010 A, 5.00%, 4/1/26	200,000	233,762
New York State Urban Development Corp. Rev., Series 2008 D, 5.25%, 1/1/21	100,000	118,955
New York State Urban Development Corp. Rev., Series 2009 A1, (State Personal Income Tax), 5.00%, 12/15/28	275,000	327,016
Niagara Area Development Corp. Rev., Series 2012 A, (Niagra University), 3.00%, 5/1/14	150,000	153,374

Niagara Area Development Corp. Rev., Series 2012 A, (Niagra University), 5.00%, 5/1/30	100,000	111,389
Onondaga County Trust for Cultural Resources Rev., Series 2010 B, (Syracuse University), 5.00%, 12/1/15	170,000	189,647
Plainview Old Bethpage Central School District GO, 4.75%, 12/15/15	200,000	223,752
Port Authority of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Fifty-Third Series), 5.00%, 7/15/38	310,000	349,413
Port Authority of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Sixty-Sixth Series), 5.00%, 1/15/41	115,000	129,613
Port Authority of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Sixty-Third Series), 5.00%, 7/15/32	100,000	115,693
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20	150,000	172,524
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	150,000	178,191
Sales Tax Asset Receivable Corp. Rev., Series 2004 A, 5.00%, 10/15/32 (Ambac)(2)	300,000	320,298
Tobacco Settlement Financing Corp. Rev., Series 2003 B1C, 5.50%, 6/1/21	400,000	405,464
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/14	350,000	370,982
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	200,000	239,120
Triborough Bridge & Tunnel Authority Rev., Series 2008 A, 5.00%, 11/15/33	250,000	280,690
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	210,000	243,457
Triborough Bridge & Tunnel Authority Rev., Series 2008 D, 5.00%, 11/15/14	100,000	107,989
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 0.00%, 11/15/32(3)	150,000	73,964
Triborough Bridge & Tunnel Authority Rev., Series 2013 A, 5.00%, 11/15/23	250,000	312,260

		21,648,571

PUERTO RICO — 1.3%
Puerto Rico Electric Power Authority Rev., Series 2003 NN, 5.25%, 7/1/23 (NATL-RE)	265,000	280,486

TOTAL INVESTMENT SECURITIES — 98.8% (Cost $20,370,058)		21,929,057

OTHER ASSETS AND LIABILITIES — 1.2%		268,359

TOTAL NET ASSETS — 100.0%		$22,197,416

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
3	U.S. Treasury 30-Year Bonds	June 2013	431,344	(335)

Notes to Schedule of Investments
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	American Municipal Bond Assurance Corporation
CIFG	-	CDC IXIS Financial Guaranty North America
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.
(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $32,030.

(3)
Capital appreciation bond. These securities are issued with a zero-coupon and may become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$20,370,058
Gross tax appreciation of investments	$1,560,549
Gross tax depreciation of investments	(1,550)
Net tax appreciation (depreciation) of investments	$1,558,999

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Tax-Free Money Market Fund

February 28, 2013

Tax-Free Money Market - Schedule of Investments
FEBRUARY 28, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 93.1%

ALABAMA — 1.0%
Troy Health Care Authority Rev., (Southeast Rural Health), VRDN, 0.21%, 3/7/13 (LOC: Troy Bank and Trust Co. and FHLB)	1,925,000	1,925,000

ARIZONA — 0.6%
Phoenix Industrial Development Authority Rev., (Southwestern College of Phoenix), VRDN, 0.15%, 3/7/13 (LOC: Comerica Bank)	1,210,000	1,210,000

CALIFORNIA — 15.7%
Alameda County Industrial Development Authority Rev., (Bat Properties LLC), VRDN, 0.42%, 3/7/13 (LOC: Bank of the West)	500,000	500,000
California Economic Development Financing Authority Rev., Series 1996 A, (Joseph Schmidt), VRDN, 0.42%, 3/7/13 (LOC: Bank of the West and BNP Paribas)	2,850,000	2,850,000
California Infrastructure & Economic Development Bank Rev., (Haig Precision Manufacturing Corp.), VRDN, 0.42%, 3/7/13 (LOC: Bank of the West)	1,090,000	1,090,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (Bay Photo, Inc.), VRDN, 0.20%, 3/7/13 (LOC: Comerica Bank)	3,375,000	3,375,000
Golden State Tobacco Securitization Corp. Rev., Series 2003 B, 5.50%, 6/1/43	1,075,000	1,089,345
State of California Rev., Series 2012 A-1, 2.50%, 5/30/13	5,000,000	5,026,679
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.17%, 3/7/13 (SBBPA: JP Morgan Chase Bank N.A.)	5,900,000	5,900,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 2.50%, 3/7/13 (LOC: BNP Paribas)	11,340,000	11,340,000

		31,171,024

COLORADO — 2.5%
Colorado Educational & Cultural Facilities Authority Rev., (YMCA Metro Denver), VRDN, 0.21%, 3/7/13 (LOC: Wells Fargo Bank N.A.)	875,000	875,000
Colorado Health Facilities Authority Rev., Series 2008 D2, (Catholic Health Initiatives), VRN, 5.25%, 11/12/13	1,155,000	1,195,108
County of Boulder Rev., (Mental Health Center), VRDN, 0.21%, 3/7/13 (LOC: Wells Fargo Bank N.A.)	1,275,000	1,275,000
Midcities Metropolitan District No. 1 Rev., Series 2004 B, VRDN, 0.45%, 3/7/13 (LOC: BNP Paribas)	1,540,000	1,540,000

		4,885,108

FLORIDA — 6.7%
County of DeSoto Industrial Development Rev., (Tremron, Inc.), VRDN, 0.19%, 3/7/13 (LOC: Branch Banking & Trust)	1,200,000	1,200,000
County of Escambia Rev., (Daws Manufacturing Co., Inc.), VRDN, 0.59%, 3/7/13 (LOC: Bank of America N.A.)	1,335,000	1,335,000
JP Morgan Chase PUTTERs/DRIVERs Trust Rev., Series 2009-3439, VRDN, 0.21%, 3/7/13 (AGM-CR XLCA)(LIQ FAC: JP Morgan Chase Bank N.A.)(1)	3,695,000	3,695,000
Orange County Industrial Development Authority Rev., (Trinity Preparatory School, Inc.), VRDN, 0.21%, 3/7/13 (LOC: Wells Fargo Bank N.A.)	1,355,000	1,355,000
Sarasota County Health Facilities Authority Rev., (Bay Village Health Care Facilities), VRDN, 0.27%, 3/7/13 (LOC: Bank of America N.A.)	4,100,000	4,100,000
State of Florida Education System University System Improvement Rev., Series 2003 A, 5.00%, 7/1/13 (Ambac)	1,475,000	1,498,420

		13,183,420

GEORGIA — 1.9%
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.13%, 3/1/13	2,200,000	2,200,000
Stephens County Development Authority Solid Waste Disposable Facilities Rev., (Caterpillar, Inc.), VRDN, 0.46%, 3/7/13	1,520,000	1,520,000

		3,720,000

IDAHO — 4.3%
Idaho Housing & Finance Association Multifamily Housing Rev., Series 2011 A, (Traditions At Boise Apartments), VRDN, 0.15%, 3/6/13 (LOC: East West Bank and FHLMC)(SBBPA: FHLB)	8,400,000	8,400,000

ILLINOIS — 3.9%
Illinois Finance Authority Rev., (Radiological Society), VRDN, 0.20%, 3/7/13 (LOC: JP Morgan Chase Bank N.A.)	880,000	880,000
Illinois Finance Authority Rev., (The Uniform Law Foundation), VRDN, 0.15%, 3/7/13 (LOC: PNC Bank N.A.)	2,240,000	2,240,000
Illinois Housing Development Authority Multi-Family Housing Rev., (Rome Meadows), VRDN, 0.50%, 3/7/13 (LOC: First National Bank and FHLB)	1,865,000	1,865,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation), VRDN, 0.27%, 3/6/13 (LOC: U.S. Bank N.A.)	1,795,000	1,795,000
State of Illinois Unemployment Insurance Fund Building Receipts Rev., Series 2012 A, 2.00%, 6/15/13	1,000,000	1,004,974

		7,784,974

INDIANA — 0.4%
Indiana Health Facility Financing Authority Rev., (Stone Belt Arc, Inc.), VRDN, 0.21%, 3/6/13 (LOC: JP Morgan Chase Bank N.A.)	400,000	400,000
University of Southern Indiana Rev., Series 1999 G, (Student Fee), VRDN, 0.21%, 3/6/13 (LOC: JP Morgan Chase Bank N.A.)	450,000	450,000

		850,000

IOWA — 2.4%
Iowa Finance Authority Economic Development Rev., Series 2009 B, (Midwestern Disaster Area), VRDN, 0.16%, 3/7/13	4,000,000	4,000,000
Iowa Finance Authority Industrial Development Rev., (Embria Health Sciences), VRDN, 0.26%, 3/7/13 (LOC: Wells Fargo Bank N.A.)	795,000	795,000

		4,795,000

KANSAS — 0.5%
City of Olathe Health Facilities Rev., (Olathe Medical Center), VRDN, 0.14%, 3/1/13 (LOC: Bank of America N.A.)	1,000,000	1,000,000

KENTUCKY — 1.3%
City of Middletown Educational Building Rev., (Christian Academy of Louisville, Inc.), VRDN, 0.16%, 3/7/13 (LOC: JP Morgan Chase Bank N.A.)	2,500,000	2,500,000

LOUISIANA — 2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Hollybrook Enterprises LLC), VRDN, 0.21%, 3/7/13 (LOC: First South Farm Credit and Wells Fargo Bank N.A.)	1,440,000	1,440,000
Terrebonne Economic Development Authority Gulf Opportunity Zone Rev., (Buquet Distribution Co.), VRDN, 0.34%, 3/6/13 (LOC: Community Bank and FHLB)	3,380,000	3,380,000

		4,820,000

MAINE — 0.4%
Town of Dover-Foxcroft Rev., (Pleasant River), VRDN, 0.23%, 3/6/13 (LOC: CoBANK ACB and Wells Fargo Bank N.A.)	870,000	870,000

MARYLAND — 6.6%
Baltimore Industrial Development Authority Rev., (Baltimore Cap Acquisition), VRDN, 0.18%, 3/6/13 (LOC: Bayerische Landesbank)	7,300,000	7,300,000
Howard County Economic Development Rev., (Eight P CPL LLC), VRDN, 0.32%, 3/7/13 (LOC: Sovereign Bank N.A. and U.S. Bank N.A.)	1,500,000	1,500,000
Maryland Health & Higher Educational Facilities Authority Rev., (Johns Hopkins Health System), VRN, 5.00%, 5/15/13	4,150,000	4,190,633

		12,990,633

MASSACHUSETTS — 3.3%
Massachusetts Bay Transportation Authority Rev., (General Transportation System), VRDN, 0.19%, 3/6/13 (SBBPA: Landesbank Baden-Wurttemberg)	4,910,000	4,910,000
Massachusetts Development Finance Agency Rev., (Decas Cranberry Company Inc.), VRDN, 0.18%, 3/6/13 (LOC: TD Bank N.A.)	700,000	700,000
Massachusetts Industrial Finance Agency Rev., (Cambridge Isotope Labs, Inc.), VRDN, 0.76%, 3/6/13 (LOC: Bank of America N.A.)	885,000	885,000

		6,495,000

MINNESOTA — 0.7%
City of Cohasset Rev., Series 1997 C, (Minnesota Power & Light Co.), VRDN, 0.19%, 3/7/13 (LOC: JP Morgan Chase Bank N.A.)	1,450,000	1,450,000

MISSISSIPPI — 0.8%
Mississippi Business Finance Corp. Rev., Series 2004 B, VRDN, 0.23%, 3/7/13 (LOC: U.S. Bank N.A. and BancorpSouth Bank)	1,580,000	1,580,000

MISSOURI — 0.6%
Missouri State Health & Educational Facilities Authority Rev., (Academie Lafayette), VRDN, 0.29%, 3/7/13 (LOC: Bank of America N.A.)	1,235,000	1,235,000

NEVADA — 1.8%
Nevada Housing Division Rev., (Multi Unit Housing), VRDN, 0.21%, 3/7/13 (LOC: Citibank N.A.)	1,065,000	1,065,000
Nevada Housing Division Rev., (Multi Unit Housing), VRDN, 0.21%, 3/7/13 (LOC: Citibank N.A.)	2,565,000	2,565,000

		3,630,000

NEW YORK — 3.5%
City of New York GO, Series 1995 F-5, VRDN, 0.14%, 3/6/13 (LOC: Bayerische Landesbank)	140,000	140,000
New York State Dormitory Authority Lease Rev., Series 2003 B, VRN, 5.25%, 7/1/13 (XLCA)	2,000,000	2,033,279
North Amityville Fire Co., Inc. Rev., VRDN, 0.36%, 3/7/13 (LOC: Citibank N.A.)	3,165,000	3,165,000
Suffolk County Industrial Development Agency Rev., (JBC Realty LLC), VRDN, 0.40%, 3/6/13 (LOC: JPMorgan Chase Bank N.A.)	1,660,000	1,660,000

		6,998,279

NORTH CAROLINA — 3.8%
North Carolina Capital Facilities Finance Agency Rev., (Aquarium Society), VRDN, 0.16%, 3/7/13 (LOC: Bank of America N.A.)	2,065,000	2,065,000
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.21%, 3/7/13 (LOC: Branch Banking & Trust)	4,720,000	4,720,000

North Carolina Medical Care Commission Healthcare Facilities Rev., (Stanley Total Living Center), VRDN, 0.21%, 3/7/13 (LOC: Wells Fargo Bank N.A.)	805,000	805,000

		7,590,000

OHIO — 5.0%
County of Montgomery Rev., Series 2008 D2, (Catholic Health Initiatives), VRN, 5.25%, 11/12/13	6,000,000	6,206,695
County of Putnam Healthcare Facilities Rev., (Hilty Memorial Home), VRDN, 0.16%, 3/7/13 (LOC: First Federal Bank of Midwest and FHLB)	3,740,000	3,740,000

		9,946,695

PENNSYLVANIA — 1.0%
Philadelphia Authority for Industrial Development Rev., Series 2007 B, (Chestnut Hill College), VRDN, 0.21%, 3/7/13 (LOC: Wells Fargo Bank N.A.)	2,000,000	2,000,000

SOUTH CAROLINA — 0.5%
South Carolina Jobs-Economic Development Authority Rev., (Southeastern Fly Ash Company Inc.), VRDN, 0.16%, 3/7/13 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000

SOUTH DAKOTA — 0.9%
South Dakota Housing Development Authority Rev., Series 2003 C-1, (Home Ownership Mortgage), VRDN, 0.19%, 3/7/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,700,000	1,700,000

TENNESSEE — 2.4%
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.17%, 3/1/13 (LOC: Bank of America N.A.)	1,745,000	1,745,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.17%, 3/1/13 (LOC: Bank of America N.A.)	3,085,000	3,085,000

		4,830,000

TEXAS — 11.7%
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.22%, 3/6/13	10,500,000	10,500,000
DeSoto Industrial Development Authority Rev., (National Service Industries, Inc.), VRDN, 0.21%, 3/7/13 (LOC: Wells Fargo Bank N.A.)	2,000,000	2,000,000
Muleshoe Economic Development Corps. Industrial Development Rev., (John Lyle & Grace Ajean), VRDN, 0.41%, 3/7/13 (LOC: Wells Fargo Bank N.A.)	4,570,000	4,570,000
State of Texas Rev., 2.50%, 8/30/13	6,000,000	6,068,033

		23,138,033

UTAH — 1.4%
City of Logan Industrial Development Rev., (Scientific Technology), VRDN, 0.60%, 3/7/13 (LOC: Bank of the West)	1,350,000	1,350,000
Duchesne County School District Rev., VRDN, 0.21%, 3/7/13 (LOC: U.S. Bank N.A.)	605,000	605,000
Ogden City Redevelopment Agency Tax Increment Rev., Series 2005 A, VRDN, 0.21%, 3/7/13 (LOC: Wells Fargo Bank N.A.)	730,000	730,000

		2,685,000

VIRGINIA — 0.5%
Orange County Industrial Development Authority Rev., (Montpelier Foundation), VRDN, 0.16%, 3/7/13 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000

WASHINGTON — 1.6%
Yakima County Public Corps. Rev., (Macro Plastics, Inc.), VRDN, 0.45%, 3/6/13 (LOC: Bank of the West)	3,200,000	3,200,000

WEST VIRGINIA — 1.6%
Harrison County Industrial Development Rev., (Fox Grocery Company), VRDN, 0.14%, 3/7/13 (LOC: U.S. Bank N.A.)	3,100,000	3,100,000

WISCONSIN — 1.4%
Milwaukee Redevelopment Authority Rev., (La Causa, Inc.), VRDN, 0.27%, 3/6/13 (LOC: U.S. Bank N.A.)	1,790,000	1,790,000
Wisconsin Health & Educational Facilities Authority Rev., Series 2007 A, (Fort Healthcare, Inc.), VRDN, 0.13%, 3/1/13 (LOC: JPMorgan Chase Bank N.A.)	900,000	900,000

		2,690,000

TOTAL MUNICIPAL SECURITIES		184,373,166

COMMERCIAL PAPER — 4.1%

San Diego County Water Authority, 0.14%, 3/1/13(2)	8,000,000	8,000,000

TOTAL INVESTMENT SECURITIES — 97.2%		192,373,166

OTHER ASSETS AND LIABILITIES — 2.8%		5,639,723

TOTAL NET ASSETS — 100.0%		$198,012,889

Notes to Schedule of Investments
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
Ambac	-	American Municipal Bond Assurance Corporation
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $3,695,000, which represented 1.9% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2013, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$192,373,166

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 25, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 25, 2013